UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3759

Variable Insurance Products Fund IV
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Consumer Discretionary Portfolio

March 31, 2012

1.814645.107

VCI-QTLY-0512

Investments March 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
AUTO COMPONENTS - 1.3%
Auto Parts & Equipment - 1.3%
Delphi Automotive PLC	6,280	$ 198,448
Tenneco, Inc. (a)	4,400	163,460
		361,908
AUTOMOBILES - 3.4%
Automobile Manufacturers - 3.4%
Bayerische Motoren Werke AG (BMW)	4,869	437,860
Ford Motor Co.	40,676	508,043
		945,903
DIVERSIFIED CONSUMER SERVICES - 2.3%
Specialized Consumer Services - 2.3%
Sotheby's Class A (Ltd. vtg.)	7,990	314,327
Weight Watchers International, Inc.	4,095	316,093
		630,420
HOTELS, RESTAURANTS & LEISURE - 20.6%
Casinos & Gaming - 4.5%
Las Vegas Sands Corp.	18,150	1,044,896
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)(d)	14,780	201,156
		1,246,052
Hotels, Resorts & Cruise Lines - 1.6%
Wyndham Worldwide Corp.	9,724	452,263
Restaurants - 14.5%
Arcos Dorados Holdings, Inc.	3,400	61,506
BJ's Restaurants, Inc. (a)	4,516	227,381
Bravo Brio Restaurant Group, Inc. (a)	3,800	75,848
Darden Restaurants, Inc.	6,227	318,573
Dunkin' Brands Group, Inc.	16	482
Jubilant Foodworks Ltd. (a)	3,248	75,133
McDonald's Corp.	11,450	1,123,245
Ruth's Hospitality Group, Inc. (a)	31,463	238,804
Starbucks Corp.	23,212	1,297,319
Texas Roadhouse, Inc. Class A	32,845	546,541
Yum! Brands, Inc.	900	64,062
		4,028,894
TOTAL HOTELS, RESTAURANTS & LEISURE		5,727,209
HOUSEHOLD DURABLES - 3.1%
Consumer Electronics - 0.7%
Harman International Industries, Inc.	3,900	182,559
Home Furnishings - 1.3%
Tempur-Pedic International, Inc. (a)	4,300	363,049
Homebuilding - 1.1%
Lennar Corp. Class A (d)	11,700	318,006
TOTAL HOUSEHOLD DURABLES		863,614

	Shares	Value
INTERNET & CATALOG RETAIL - 6.8%
Internet Retail - 6.8%
Amazon.com, Inc. (a)	7,066	$ 1,430,936
Groupon, Inc. Class A (a)(d)	8,400	154,392
Priceline.com, Inc. (a)	431	309,243
		1,894,571
INTERNET SOFTWARE & SERVICES - 0.7%
Internet Software & Services - 0.7%
Bankrate, Inc.	2,700	66,825
Google, Inc. Class A (a)	217	139,149
		205,974
MEDIA - 21.7%
Broadcasting - 3.4%
CBS Corp. Class B	13,300	451,003
Discovery Communications, Inc. (a)	4,300	217,580
Liberty Media Corp. Capital Series A (a)	3,038	267,800
		936,383
Cable & Satellite - 7.3%
Comcast Corp. Class A	35,136	1,054,431
DISH Network Corp. Class A	7,649	251,882
Sirius XM Radio, Inc. (a)(d)	172,916	399,436
Virgin Media, Inc. (d)	12,474	311,601
		2,017,350
Movies & Entertainment - 11.0%
News Corp. Class A	18,289	360,110
The Walt Disney Co.	40,373	1,767,528
Time Warner, Inc.	25,005	943,939
		3,071,577
TOTAL MEDIA		6,025,310
MULTILINE RETAIL - 4.0%
General Merchandise Stores - 4.0%
Dollar Tree, Inc. (a)	4,600	434,654
Target Corp.	11,325	659,908
		1,094,562
SOFTWARE - 0.5%
Home Entertainment Software - 0.5%
Take-Two Interactive Software, Inc. (a)	8,800	135,388
SPECIALTY RETAIL - 27.0%
Apparel Retail - 6.0%
Body Central Corp. (a)	2,400	69,648
Express, Inc. (a)	6,714	167,716
Limited Brands, Inc.	13,533	649,584
TJX Companies, Inc.	19,716	782,922
		1,669,870
Common Stocks - continued
	Shares	Value
SPECIALTY RETAIL - CONTINUED
Automotive Retail - 2.2%
Advance Auto Parts, Inc.	3,996	$ 353,926
AutoZone, Inc. (a)	700	260,260
		614,186
Computer & Electronics Retail - 0.9%
Best Buy Co., Inc.	10,240	242,483
Home Improvement Retail - 10.4%
Home Depot, Inc.	25,211	1,268,365
Lowe's Companies, Inc.	44,909	1,409,244
Lumber Liquidators Holdings, Inc. (a)	7,700	193,347
		2,870,956
Homefurnishing Retail - 4.5%
Bed Bath & Beyond, Inc. (a)	15,200	999,704
Mattress Firm Holding Corp.	1,900	72,010
Pier 1 Imports, Inc. (a)	10,190	185,254
		1,256,968
Specialty Stores - 3.0%
Sally Beauty Holdings, Inc. (a)	10,100	250,480
Tractor Supply Co.	4,058	367,492
Ulta Salon, Cosmetics & Fragrance, Inc.	2,200	204,358
		822,330
TOTAL SPECIALTY RETAIL		7,476,793
TEXTILES, APPAREL & LUXURY GOODS - 7.5%
Apparel, Accessories & Luxury Goods - 3.5%
G-III Apparel Group Ltd. (a)	2,752	78,212
PVH Corp.	3,183	284,337
Ralph Lauren Corp.	1,640	285,901
VF Corp.	2,180	318,236
		966,686

	Shares	Value
Footwear - 4.0%
Deckers Outdoor Corp. (a)(d)	3,570	$ 225,089
NIKE, Inc. Class B	8,104	878,798
		1,103,887
TOTAL TEXTILES, APPAREL & LUXURY GOODS		2,070,573
TOTAL COMMON STOCKS (Cost $22,003,176)		27,432,225
Money Market Funds - 5.7%

Fidelity Cash Central Fund, 0.14% (b)	101,413	101,413
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	1,489,965	1,489,965
TOTAL MONEY MARKET FUNDS (Cost $1,591,378)		1,591,378
TOTAL INVESTMENT PORTFOLIO - 104.6% (Cost $23,594,554)	29,023,603
NET OTHER ASSETS (LIABILITIES) - (4.6)%	(1,279,774)
NET ASSETS - 100%	$ 27,743,829
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 127
Fidelity Securities Lending Cash Central Fund	12,176
Total	$ 12,303
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2012, the cost of investment securities for income tax purposes was $23,780,168. Net unrealized appreciation aggregated $5,243,435, of which $5,522,734 related to appreciated investment securities and $279,299 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Consumer Staples Portfolio

March 31, 2012

1.856925.104

VCSP-QTLY-0512

Investments March 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.3%
	Shares	Value
BEVERAGES - 31.5%
Brewers - 6.3%
Anheuser-Busch InBev SA NV	33,298	$ 2,424,963
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	8,400	347,088
Compania Cervecerias Unidas SA sponsored ADR	800	62,952
Molson Coors Brewing Co. Class B	37,113	1,679,363
		4,514,366
Distillers & Vintners - 9.3%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	77,392	1,825,677
Diageo PLC sponsored ADR	21,987	2,121,746
Pernod Ricard SA	13,155	1,375,463
Remy Cointreau SA	12,483	1,268,574
Thai Beverage PCL	157,000	40,596
Treasury Wine Estates Ltd.	16,917	71,825
		6,703,881
Soft Drinks - 15.9%
Coca-Cola Bottling Co. CONSOLIDATED	3,493	219,151
Coca-Cola FEMSA SAB de CV sponsored ADR	3,470	367,508
Coca-Cola Hellenic Bottling Co. SA sponsored ADR	9,162	178,384
Coca-Cola Icecek A/S	12,173	155,364
Embotelladora Andina SA:
ADR	1,200	33,444
sponsored ADR	10,783	362,632
Fomento Economico Mexicano SAB de CV sponsored ADR	585	48,128
Monster Beverage Corp. (a)	2,000	124,180
PepsiCo, Inc.	27,280	1,810,028
The Coca-Cola Co.	110,810	8,201,048
		11,499,867
TOTAL BEVERAGES		22,718,114
FOOD & STAPLES RETAILING - 10.0%
Drug Retail - 9.7%
CVS Caremark Corp.	109,442	4,903,002
Drogasil SA	20,984	203,985
Rite Aid Corp. (a)	31,200	54,288
Walgreen Co.	54,161	1,813,852
		6,975,127
Food Distributors - 0.0%
Chefs' Warehouse Holdings (a)	1,300	30,082

	Shares	Value
Food Retail - 0.3%
Fresh Market, Inc. (a)	200	$ 9,590
The Pantry, Inc. (a)	17,668	229,861
		239,451
TOTAL FOOD & STAPLES RETAILING		7,244,660
FOOD PRODUCTS - 8.9%
Agricultural Products - 3.0%
Archer Daniels Midland Co.	10,586	335,153
Bunge Ltd.	24,334	1,665,419
Cosan Ltd. Class A	1,500	22,275
Cresud S.A.C.I.F. y A. sponsored ADR	1,319	16,250
First Resources Ltd.	10,000	15,196
Origin Agritech Ltd. (a)	1,500	3,735
SLC Agricola SA	11,200	119,548
		2,177,576
Packaged Foods & Meats - 5.9%
Annie's, Inc.	100	3,484
Calavo Growers, Inc.	4,229	113,253
Danone	154	10,741
Green Mountain Coffee Roasters, Inc. (a)	9,294	435,331
Mead Johnson Nutrition Co. Class A	11,984	988,440
Nestle SA	15,800	994,173
Unilever NV (NY Reg.) (d)	48,109	1,637,149
Want Want China Holdings Ltd.	71,000	79,360
		4,261,931
TOTAL FOOD PRODUCTS		6,439,507
HOUSEHOLD PRODUCTS - 19.0%
Household Products - 19.0%
Colgate-Palmolive Co.	18,257	1,785,169
Procter & Gamble Co.	172,922	11,622,087
Spectrum Brands Holdings, Inc. (a)	9,273	324,184
		13,731,440
PERSONAL PRODUCTS - 2.7%
Personal Products - 2.7%
Avon Products, Inc.	19,344	374,500
Hypermarcas SA	15,800	111,191
L'Oreal SA	8,200	1,011,464
Natura Cosmeticos SA	3,600	78,272
Nu Skin Enterprises, Inc. Class A	6,700	387,997
		1,963,424
PHARMACEUTICALS - 2.5%
Pharmaceuticals - 2.5%
Johnson & Johnson	27,584	1,819,441
SPECIALTY RETAIL - 0.1%
Specialty Stores - 0.1%
Teavana Holdings, Inc. (a)	1,723	33,978
Common Stocks - continued
	Shares	Value
TOBACCO - 20.6%
Tobacco - 20.6%
Altria Group, Inc.	115,982	$ 3,580,364
British American Tobacco PLC sponsored ADR	86,988	8,804,925
KT&G Corp.	1,437	101,964
Lorillard, Inc.	2,300	297,804
Philip Morris International, Inc.	21,763	1,928,419
Souza Cruz Industria e Comerico	13,000	199,348
		14,912,824
TOTAL COMMON STOCKS (Cost $60,093,821)		68,863,388
Money Market Funds - 4.7%

Fidelity Cash Central Fund, 0.14% (b)	2,943,932	2,943,932
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	438,150	438,150
TOTAL MONEY MARKET FUNDS (Cost $3,382,082)		3,382,082
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $63,475,903)		72,245,470
NET OTHER ASSETS (LIABILITIES) - 0.0%		(7,264)
NET ASSETS - 100%		$ 72,238,206
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,180
Fidelity Securities Lending Cash Central Fund	765
Total	$ 1,945
Other Information

The following is a summary of the inputs used, as of March 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 68,863,388	$ 66,438,425	$ 2,424,963	$ -
Money Market Funds	3,382,082	3,382,082	-	-
Total Investments in Securities:	$ 72,245,470	$ 69,820,507	$ 2,424,963	$ -
Income Tax Information

At March 31, 2012, the cost of investment securities for income tax purposes was $63,572,991. Net unrealized appreciation aggregated $8,672,479, of which $9,373,787 related to appreciated investment securities and $701,308 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Emerging Markets Portfolio

March 31, 2012

1.864819.104

VIPEM-QTLY-0512

Investments March 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
Bailiwick of Guernsey - 0.3%
Chariot Oil & Gas Ltd. (a)	83,057	$ 263,042
Bailiwick of Jersey - 0.3%
Randgold Resources Ltd. sponsored ADR	3,900	343,122
Bermuda - 2.1%
African Minerals Ltd. (a)	38,728	343,178
Aquarius Platinum Ltd.:
(Australia)	5,059	11,683
(United Kingdom)	43,261	98,258
Cheung Kong Infrastructure Holdings Ltd.	100,000	608,453
Cosco Pacific Ltd.	196,000	295,807
Credicorp Ltd. (NY Shares)	1,200	158,184
Digital China Holdings Ltd. (H Shares)	209,000	415,007
Great Eagle Holdings Ltd.	39,000	110,236
NWS Holdings Ltd.	138,346	211,645
TOTAL BERMUDA		2,252,451
Brazil - 12.7%
Banco do Brasil SA	30,800	437,723
Banco Do Est Rio Grande Sul SA	57,800	623,599
BM&F Bovespa SA	55,300	340,410
BR Malls Participacoes SA	53,400	695,740
BR Properties SA	16,400	210,529
Brasil Brokers Participacoes SA	24,000	102,653
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	13,800	570,216
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	21,300	812,595
Companhia de Saneamento de Minas Gerais	17,800	414,987
Eletropaulo Metropolitana SA (PN-B)	29,000	609,874
Itau Unibanco Banco Multiplo SA sponsored ADR	64,450	1,236,796
JBS SA (a)	67,800	278,485
Klabin SA (PN) (non-vtg.)	102,100	471,932
Localiza Rent A Car SA	25,900	476,596
Marfrig Alimentos SA	32,700	205,948
MMX Mineracao e Metalicos SA (a)	81,500	405,279
Multiplan Empreendimentos Imobiliarios SA	13,600	317,665
Multiplus SA	25,900	533,333
OGX Petroleo e Gas Participacoes SA (a)	112,900	933,646
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR	56,665	1,448,357
Qualicorp SA	11,000	94,280
Tegma Gestao Logistica SA	24,800	414,114
Ultrapar Participacoes SA	34,200	749,199
Vale SA (PN-A) sponsored ADR	43,074	977,349
TOTAL BRAZIL		13,361,305
British Virgin Islands - 0.8%
Gem Diamonds Ltd. (a)	34,800	152,237

	Shares	Value
Mail.ru Group Ltd.:
GDR (a)(e)	13,900	$ 548,355
GDR (Reg. S) (a)	2,551	100,637
TOTAL BRITISH VIRGIN ISLANDS		801,229
Canada - 0.8%
Eldorado Gold Corp.	22,394	307,551
First Quantum Minerals Ltd.	26,600	507,175
TOTAL CANADA		814,726
Cayman Islands - 5.2%
Baidu.com, Inc. sponsored ADR (a)	4,450	648,677
Changyou.com Ltd. (A Shares) ADR (a)	8,800	238,920
China Liansu Group Holdings Ltd.	494,000	311,708
China Metal Recycling (Holdings) Ltd.	294,000	359,663
China Shanshui Cement Group Ltd.	595,000	469,680
Country Garden Holdings Co. Ltd.	1,336,000	512,682
Eurasia Drilling Co. Ltd. GDR (Reg. S)	15,253	420,525
Lee & Man Paper Manufacturing Ltd.	565,000	263,380
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)	31,250	425,313
Mongolian Mining Corp. (a)	247,000	234,735
NetEase.com, Inc. sponsored ADR (a)	7,800	453,180
Shanda Games Ltd. sponsored ADR	54,800	284,960
Shenguan Holdings Group Ltd.	6,000	3,554
Shenzhou International Group Holdings Ltd.	275,000	528,356
SOHO China Ltd.	281,000	203,723
Vinda International Holdings Ltd.	106,000	163,799
TOTAL CAYMAN ISLANDS		5,522,855
Chile - 0.6%
CFR Pharmaceuticals SA	1,671,932	417,470
Compania Cervecerias Unidas SA sponsored ADR	1,500	118,035
Embotelladora Andina SA	18,994	106,710
TOTAL CHILE		642,215
China - 6.6%
Changsha Zoomlion Heavy Industry Science & Technology Development Co. Ltd. (H Shares)	63,400	84,418
China BlueChemical Ltd. (H shares)	42,000	31,802
China CITIC Bank Corp. Ltd. (H Shares)	1,194,000	718,036
China Communications Construction Co. Ltd. (H Shares)	770,000	772,419
China Communications Services Corp. Ltd. (H Shares)	958,000	462,617
China Eastern Airlines Corp. Ltd. (H Shares) (a)	184,000	60,420
China Minsheng Banking Corp. Ltd. (H Shares)	1,011,500	915,685
China Petroleum & Chemical Corp.:
(H Shares)	500,000	544,387
sponsored ADR (H Shares) (d)	6,500	706,680
Common Stocks - continued
	Shares	Value
China - continued
China Ship Container Lines Co. Ltd. (H Shares) (a)	1,377,000	$ 475,219
China Southern Airlines Ltd. (H Shares) (a)	776,000	370,732
CITIC Securities Co. Ltd. (H Shares) (a)	203,500	408,803
Great Wall Motor Co. Ltd. (H Shares)	325,000	631,954
Huadian Power International Corp. Ltd. (H shares) (a)	1,268,000	302,076
Yantai Changyu Pioneer Wine Co. (B Shares)	40,799	461,180
TOTAL CHINA		6,946,428
Colombia - 1.3%
Almacenes Exito SA	16,797	244,053
BanColombia SA sponsored ADR	4,900	316,834
Ecopetrol SA ADR (d)	13,938	851,472
TOTAL COLOMBIA		1,412,359
Czech Republic - 1.3%
Ceske Energeticke Zavody A/S	12,500	537,059
Philip Morris CR A/S	643	401,334
Telefonica Czech Republic A/S	20,000	419,693
TOTAL CZECH REPUBLIC		1,358,086
Hong Kong - 4.3%
AIA Group Ltd.	89,600	328,258
China Mobile Ltd.	96,500	1,062,610
China Power International Development Ltd.	2,321,000	508,100
CNOOC Ltd.	723,000	1,479,952
Dah Chong Hong Holdings Ltd.	1,000	1,061
Guangdong Investment Ltd.	720,000	501,597
Lenovo Group Ltd.	740,000	666,091
Singamas Container Holdings Ltd.	18,000	5,331
TOTAL HONG KONG		4,553,000
Hungary - 0.6%
Magyar Telekom PLC	220,600	577,489
India - 4.3%
Bank of Baroda	42,116	661,337
Bharat Petroleum Corp. Ltd.	28,414	391,325
Hero Motocorp Ltd.	6,741	272,484
Hindustan Unilever Ltd.	77,049	621,378
Housing Development and Infrastructure Ltd. (a)	193,120	325,317
INFO Edge India Ltd.	1,317	18,883
Tata Motors Ltd.	153,333	830,070
Tata Steel Ltd.	79,086	733,776
Ultratech Cemco Ltd.	23,852	710,494
TOTAL INDIA		4,565,064
Indonesia - 6.6%
PT Adaro Energy Tbk	759,000	160,200
PT Astra International Tbk	127,000	1,027,080

	Shares	Value
PT Bank Mandiri (Persero) Tbk	751,500	$ 562,966
PT Bank Rakyat Indonesia Tbk	1,196,500	909,411
PT Bank Tabungan Negara Tbk	5,000	656
PT Bumi Serpong Damai Tbk	2,511,000	354,241
PT BW Plantation Tbk	929,000	167,634
PT Ciputra Development Tbk	3,116,500	245,393
PT Gadjah Tunggal Tbk	894,500	261,678
PT Global Mediacom Tbk	888,000	155,380
PT Harum Energy Tbk	163,500	145,726
PT Indocement Tunggal Prakarsa Tbk	266,000	536,711
PT Media Nusantara Citra Tbk	234,500	48,213
PT Mitra Adiperkasa Tbk	403,000	279,860
PT Resource Alam Indonesia Tbk	181,000	139,550
PT Sampoerna Agro Tbk	95,000	37,142
PT Semen Gresik (Persero) Tbk	265,000	355,013
PT Summarecon Agung Tbk	1,336,000	229,387
PT Tower Bersama Infrastructure Tbk	1,871,500	603,774
PT United Tractors Tbk	161,000	581,035
PT XL Axiata Tbk	286,000	157,950
TOTAL INDONESIA		6,959,000
Ireland - 0.1%
Dragon Oil PLC	10,800	107,794
Israel - 0.3%
Bezeq Israeli Telecommunication Corp. Ltd.	188,200	309,099
Kazakhstan - 0.3%
JSC Halyk Bank of Kazakhstan GDR (Reg.S) (a)	3,300	21,450
KazMunaiGas Exploration & Production JSC (Reg. S) GDR	16,900	342,732
TOTAL KAZAKHSTAN		364,182
Korea (South) - 19.8%
CJ CheilJedang Corp.	2,070	613,821
CJ Corp.	41	3,083
Daelim Industrial Co.	4,549	491,795
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	19,350	517,435
Dongbu Insurance Co. Ltd.	10,132	437,703
Hana Financial Group, Inc.	27,280	1,028,026
Hi-Mart Co. Ltd.	5,082	273,139
Hotel Shilla Co.	13,030	554,848
Hyundai Department Store Co. Ltd.	4,451	683,500
Hyundai Fire & Marine Insurance Co. Ltd.	19,690	566,494
Hyundai Glovis Co. Ltd.	898	161,673
Hyundai Heavy Industries Co. Ltd.	685	194,358
Hyundai Hysco Co. Ltd.	14,750	521,997
Hyundai Motor Co.	10,251	2,107,920
Hyundai Wia Corp. (a)	1,234	150,833
Interflex Co. Ltd.	357	17,959
Kia Motors Corp.	16,634	1,087,794
Korea Investment Holdings Co. Ltd.	12,100	481,074
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Korean Reinsurance Co.	22,419	$ 270,073
LG Chemical Ltd.	2,214	722,955
LG Corp.	7,033	403,446
LIG Non-Life Insurance Co. Ltd.	14,140	325,703
Lotte Samkang Co. Ltd.	507	212,089
Mando Corp.	1,025	150,616
Nong Shim Co. Ltd.	2,198	441,307
Orion Corp.	783	550,056
Paradise Co. Ltd.	33,760	261,893
Samsung Electronics Co. Ltd.	4,366	4,912,757
Samsung Heavy Industries Ltd.	24,980	832,226
Shinhan Financial Group Co. Ltd.	28,675	1,107,168
Silicon Works Co. Ltd.	489	14,651
STX Pan Ocean Co. Ltd. (Korea)	54,170	377,197
Sung Kwang Bend Co. Ltd.	11,633	237,670
TK Corp. (a)	1,097	28,899
Woongjin Coway Co. Ltd.	1,600	53,093
TOTAL KOREA (SOUTH)		20,795,251
Malaysia - 0.3%
Genting Bhd	56,300	199,328
IJM Plantation Bhd	105,000	113,171
TOTAL MALAYSIA		312,499
Mexico - 1.1%
Cemex SA de CV sponsored ADR (d)	104,574	811,494
Genomma Lab Internacional SA de CV (a)	107,500	195,913
Gruma SAB de CV Series B (a)	40,300	108,309
Grupo Modelo SAB de CV Series C	200	1,394
TOTAL MEXICO		1,117,110
Nigeria - 0.6%
Guaranty Trust Bank PLC GDR (Reg. S)	116,394	597,101
Panama - 0.5%
Copa Holdings SA Class A	6,700	530,640
Philippines - 0.9%
Globe Telecom, Inc.	8,385	221,491
International Container Terminal Services, Inc.	13,200	20,140
Manila Water Co., Inc.	8,500	4,594
Philippine National Bank (a)	231,700	404,787
Security Bank Corp.	94,050	313,281
TOTAL PHILIPPINES		964,293
Poland - 0.5%
KGHM Polska Miedz SA (Bearer)	10,800	497,107
Russia - 5.3%
Cherkizovo Group OJSC GDR (a)	19,402	269,300
Gazprom OAO sponsored ADR	125,283	1,549,751
Magnit OJSC	2,409	299,030
OAO NOVATEK GDR (Reg. S)	7,475	1,012,863

	Shares	Value
Sberbank (Savings Bank of the Russian Federation) (f)	501,000	$ 1,616,564
Tatneft OAO sponsored ADR	19,700	803,760
TOTAL RUSSIA		5,551,268
Singapore - 0.6%
Ezion Holdings Ltd.	290,000	227,266
First Resources Ltd.	264,000	401,178
TOTAL SINGAPORE		628,444
South Africa - 5.8%
African Bank Investments Ltd.	138,800	721,260
AVI Ltd.	17,000	102,811
Barloworld Ltd.	49,300	642,577
Capitec Bank Holdings Ltd.	100	2,673
Exxaro Resources Ltd.	8,200	211,802
Foschini Ltd.	42,723	688,852
Imperial Holdings Ltd.	37,630	760,380
Life Healthcare Group Holdings Ltd.	156,400	509,732
Mpact Ltd. (f)	21,900	50,534
Mr Price Group Ltd.	38,500	473,502
Murray & Roberts Holdings Ltd. (a)	78,600	287,935
Murray & Roberts Holdings Ltd. rights 4/20/12 (a)	26,724	35,013
Sappi Ltd. (a)(f)	119,728	443,281
Sasol Ltd.	4,300	208,638
Sasol Ltd. sponsored ADR	7,392	359,547
Tiger Brands Ltd.	18,700	656,220
TOTAL SOUTH AFRICA		6,154,757
Taiwan - 7.7%
Advanced Semiconductor Engineering, Inc.	99,000	100,497
Advanced Semiconductor Engineering, Inc. sponsored ADR	85,700	439,641
ASUSTeK Computer, Inc.	54,000	509,676
Catcher Technology Co. Ltd.	45,000	317,975
Chinatrust Financial Holding Co. Ltd. rights 4/3/12 (a)	37,124	2,831
Evergreen Marine Corp. (Taiwan)	277,000	190,568
Hon Hai Precision Industry Co. Ltd. (Foxconn)	471,000	1,827,685
HTC Corp.	30,057	608,128
Pegatron Corp.	364,000	567,459
Taiwan Semiconductor Manufacturing Co. Ltd.	614,609	1,767,435
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	27,800	424,784
TECO Electric & Machinery Co. Ltd.	194,000	133,795
United Microelectronics Corp.	513,000	249,940
United Microelectronics Corp. sponsored ADR (d)	22,900	56,105
Wistron Corp.	439,000	662,063
Common Stocks - continued
	Shares	Value
Taiwan - continued
Yang Ming Marine Transport Corp.	185,000	$ 98,748
Yieh Phui Enterprise Co.	270,000	98,824
TOTAL TAIWAN		8,056,154
Thailand - 3.7%
Advanced Info Service PCL (For. Reg.)	142,300	848,864
Asian Property Development PCL (For. Reg.)	1,014,700	200,670
Bangkok Expressway PCL (For. Reg.)	411,400	288,093
Charoen Pokphand Foods PCL (For. Reg.)	323,200	390,313
PTT Global Chemical PCL (For. Reg.)	120,980	278,476
PTT PCL (For. Reg.)	85,600	982,409
Siam Commercial Bank PCL (For. Reg.)	200,000	930,459
Thai Tap Water Supply PCL	38,700	7,528
TOTAL THAILAND		3,926,812
Turkey - 1.2%
Tekfen Holding A/S	48,000	166,418
Turkiye Garanti Bankasi A/S	180,000	712,931
Turkiye Halk Bankasi A/S	52,902	378,401
TOTAL TURKEY		1,257,750
United Kingdom - 1.7%
Afren PLC (a)	50,300	107,327
International Personal Finance PLC	73,991	317,293
Ophir Energy PLC	44,040	357,493
RusPetro PLC	52,400	181,038
Tullow Oil PLC	18,900	461,621
Xstrata PLC	22,200	379,235
TOTAL UNITED KINGDOM		1,804,007
United States of America - 0.2%
Cognizant Technology Solutions Corp. Class A (a)	2,700	207,765
TOTAL COMMON STOCKS (Cost $89,383,451)		103,554,404
Nonconvertible Preferred Stocks - 0.4%

Russia - 0.4%
Surgutneftegaz JSC (Cost $431,282)	610,000	431,859
Convertible Bonds - 0.1%
Principal Amount
Canada - 0.1%
Ivanplats Ltd. 8% 11/10/14 pay-in-kind (g)(h) (Cost $67,416)	$ 65,000	67,412
Money Market Funds - 1.7%
	Shares	Value
Fidelity Cash Central Fund, 0.14% (b)	784,126	$ 784,126
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	1,048,550	1,048,550
TOTAL MONEY MARKET FUNDS (Cost $1,832,676)		1,832,676
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $91,714,825)	105,886,351
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(635,200)
NET ASSETS - 100%	$ 105,251,151
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $548,355 or 0.5% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $67,412 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Ivanplats Ltd. 8% 11/10/14 pay-in-kind	3/28/12	$ 67,416
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 393
Fidelity Securities Lending Cash Central Fund	1,792
Total	$ 2,185
Other Information

The following is a summary of the inputs used, as of March 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Korea (South)	$ 20,795,251	$ 20,795,251	$ -	$ -
Brazil	13,361,305	13,361,305	-	-
Taiwan	8,056,154	5,935,451	2,120,703	-
Indonesia	6,959,000	6,959,000	-	-
China	6,946,428	6,402,041	544,387	-
South Africa	6,154,757	5,946,119	208,638	-
Russia	5,983,127	5,983,127	-	-
Cayman Islands	5,522,855	5,522,855	-	-
India	4,565,064	3,903,727	661,337	-
Other	25,642,322	23,099,760	2,542,562	-
Corporate Bonds	67,412	-	-	67,412
Money Market Funds	1,832,676	1,832,676	-	-
Total Investments in Securities:	$ 105,886,351	$ 99,741,312	$ 6,077,627	$ 67,412
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(4)
Cost of Purchases	67,416
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 67,412
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2012	$ (4)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At March 31, 2012, the cost of investment securities for income tax purposes was $92,085,380. Net unrealized appreciation aggregated $13,800,971, of which $15,827,187 related to appreciated investment securities and $2,026,216 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Energy Portfolio

March 31, 2012

1.814635.107

VNR-QTLY-0512

Investments March 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.1%
	Shares	Value
CHEMICALS - 1.8%
Commodity Chemicals - 0.2%
Westlake Chemical Corp.	13,300	$ 861,707
Specialty Chemicals - 1.6%
LyondellBasell Industries NV Class A	133,090	5,809,379
TOTAL CHEMICALS		6,671,086
CONSTRUCTION & ENGINEERING - 0.5%
Construction & Engineering - 0.5%
Foster Wheeler AG (a)	83,143	1,892,335
ENERGY EQUIPMENT & SERVICES - 23.9%
Oil & Gas Drilling - 8.0%
Discovery Offshore S.A. (a)(e)	392,110	722,917
Ensco International Ltd. ADR	177,888	9,415,612
Helmerich & Payne, Inc.	55,583	2,998,703
Noble Corp.	231,370	8,669,434
Northern Offshore Ltd.	166,989	362,114
Ocean Rig UDW, Inc. (United States)	88,000	1,487,200
Parker Drilling Co. (a)	220,530	1,316,564
Rowan Companies, Inc. (a)	73,500	2,420,355
Transocean Ltd. (United States)	30,300	1,657,410
Tuscany International Drilling, Inc. (a)	307,500	231,191
Vantage Drilling Co. (a)	490,300	784,480
		30,065,980
Oil & Gas Equipment & Services - 15.9%
Cal Dive International, Inc. (a)	88,736	292,829
Compagnie Generale de Geophysique SA (a)	72,500	2,154,652
Fugro NV (Certificaten Van Aandelen) unit	68,800	4,901,558
Gulfmark Offshore, Inc. Class A (a)	8,003	367,818
Halliburton Co.	175,445	5,823,020
Key Energy Services, Inc. (a)	55,979	864,876
McDermott International, Inc. (a)	123,091	1,576,796
National Oilwell Varco, Inc.	265,755	21,119,550
Oil States International, Inc. (a)	64,510	5,035,651
Schlumberger Ltd.	188,856	13,206,700
Schoeller-Bleckmann Oilfield Equipment AG	6,818	627,678
Superior Energy Services, Inc. (a)	26,154	689,419
Total Energy Services, Inc.	27,900	448,895
Weatherford International Ltd. (a)	189,742	2,863,207
Willbros Group, Inc. (a)	63,933	207,143
		60,179,792
TOTAL ENERGY EQUIPMENT & SERVICES		90,245,772

	Shares	Value
OIL, GAS & CONSUMABLE FUELS - 73.9%
Coal & Consumable Fuels - 2.0%
Alpha Natural Resources, Inc. (a)	255,432	$ 3,885,121
Peabody Energy Corp.	130,236	3,771,635
		7,656,756
Integrated Oil & Gas - 38.2%
Chevron Corp.	541,079	58,025,308
Exxon Mobil Corp.	312,908	27,138,511
Hess Corp.	276,436	16,295,902
InterOil Corp. (a)	8,600	442,126
Murphy Oil Corp.	51,310	2,887,214
Occidental Petroleum Corp.	278,386	26,510,699
Royal Dutch Shell PLC Class A sponsored ADR	26,600	1,865,458
Suncor Energy, Inc.	285,800	9,337,098
Total SA sponsored ADR	36,800	1,881,216
		144,383,532
Oil & Gas Exploration & Production - 24.6%
Anadarko Petroleum Corp.	51,998	4,073,523
Apache Corp.	84,242	8,461,266
Atlas Resource Partners LP (a)	731	20,373
Bankers Petroleum Ltd. (a)	401,100	1,656,591
Cabot Oil & Gas Corp.	101,375	3,159,859
Chesapeake Energy Corp.	15,900	368,403
Cobalt International Energy, Inc. (a)	91,587	2,750,358
Comstock Resources, Inc. (a)	23,800	376,754
EOG Resources, Inc.	118,748	13,192,903
EQT Corp.	67,074	3,233,638
EV Energy Partners LP	34,919	2,430,013
EXCO Resources, Inc.	33,000	218,790
Gran Tierra Energy, Inc. (Canada) (a)	440,200	2,775,658
Marathon Oil Corp.	517,725	16,411,883
Noble Energy, Inc.	62,006	6,062,947
OGX Petroleo e Gas Participacoes SA (a)	39,700	328,306
Pacific Rubiales Energy Corp.	34,500	1,007,799
Painted Pony Petroleum Ltd. (a)(e)	2,500	21,001
Pioneer Natural Resources Co.	85,834	9,578,216
Plains Exploration & Production Co. (a)	67,200	2,866,080
QEP Resources, Inc.	44,900	1,369,450
Rosetta Resources, Inc. (a)	46,348	2,259,928
SM Energy Co.	103,608	7,332,338
Swift Energy Co. (a)	28,642	831,477
WPX Energy, Inc.	124,035	2,233,870
		93,021,424
Oil & Gas Refining & Marketing - 8.1%
Calumet Specialty Products Partners LP	40,574	1,071,965
CVR Energy, Inc. (a)	34,746	929,456
Essar Energy PLC (a)(d)	258,900	643,114
HollyFrontier Corp.	220,616	7,092,804
Marathon Petroleum Corp.	239,669	10,392,048
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Refining & Marketing - continued
Tesoro Corp. (a)	111,227	$ 2,985,333
Valero Energy Corp.	289,324	7,455,879
		30,570,599
Oil & Gas Storage & Transport - 1.0%
Atlas Energy LP	7,163	236,379
Atlas Pipeline Partners, LP	48,128	1,702,769
Cheniere Energy, Inc. (a)	69,145	1,035,792
Williams Companies, Inc.	17,400	536,094
		3,511,034
TOTAL OIL, GAS & CONSUMABLE FUELS		279,143,345
TOTAL COMMON STOCKS (Cost $343,300,087)		377,952,538
Convertible Preferred Stocks - 0.3%

OIL, GAS & CONSUMABLE FUELS - 0.3%
Oil & Gas Exploration & Production - 0.3%
Halcon Resources Corp. 8.00% (f) (Cost $1,350,000)	15	1,266,300
Money Market Funds - 0.6%

Fidelity Cash Central Fund, 0.14% (b)	1,401,903	1,401,903
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	827,760	827,760
TOTAL MONEY MARKET FUNDS (Cost $2,229,663)		2,229,663
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $346,879,750)	381,448,501
NET OTHER ASSETS (LIABILITIES) - (1.0)%	(3,662,750)
NET ASSETS - 100%	$ 377,785,751
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $743,918 or 0.2% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,266,300 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Halcon Resources Corp. 8.00%	3/1/12	$ 1,350,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 506
Fidelity Securities Lending Cash Central Fund	3,591
Total	$ 4,097
Other Information

The following is a summary of the inputs used, as of March 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 377,952,538	$ 375,797,886	$ 2,154,652	$ -
Convertible Preferred Stocks	1,266,300	-	1,266,300	-
Money Market Funds	2,229,663	2,229,663	-	-
Total Investments in Securities:	$ 381,448,501	$ 378,027,549	$ 3,420,952	$ -
Income Tax Information

At March 31, 2012, the cost of investment securities for income tax purposes was $349,918,979. Net unrealized appreciation aggregated $31,529,522, of which $61,244,799 related to appreciated investment securities and $29,715,277 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Financial Services Portfolio

March 31, 2012

1.814647.107

VFS-QTLY-0512

Investments March 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.2%
	Shares	Value
CAPITAL MARKETS - 19.0%
Asset Management & Custody Banks - 9.8%
A.F.P. Provida SA sponsored ADR	1,500	$ 118,500
Affiliated Managers Group, Inc. (a)	464	51,880
Ameriprise Financial, Inc.	100	5,713
Apollo Global Management LLC Class A	47,069	672,145
Bank of New York Mellon Corp.	3,749	90,463
BlackRock, Inc. Class A	71	14,548
Cetip SA	18,000	298,694
Fortress Investment Group LLC	19,100	67,996
Franklin Resources, Inc.	8,217	1,019,155
Invesco Ltd.	177	4,721
Julius Baer Group Ltd.	70	2,826
Legg Mason, Inc.	162	4,525
Northern Trust Corp.	2,600	123,370
State Street Corp.	3,220	146,510
The Blackstone Group LP	117,259	1,869,108
		4,490,154
Diversified Capital Markets - 0.3%
Credit Suisse Group sponsored ADR	140	3,991
HFF, Inc. (a)	1,727	28,444
UBS AG (NY Shares)	6,030	84,541
		116,976
Investment Banking & Brokerage - 8.9%
Charles Schwab Corp.	200	2,874
E*TRADE Financial Corp. (a)	64,426	705,465
Evercore Partners, Inc. Class A	20,566	597,854
GFI Group, Inc.	81,539	306,587
Goldman Sachs Group, Inc.	3,657	454,821
Greenhill & Co., Inc.	200	8,728
Investment Technology Group, Inc. (a)	904	10,812
Lazard Ltd. Class A	105	2,999
Macquarie Group Ltd.	91	2,740
Monex Beans Holdings, Inc.	10	2,207
Morgan Stanley	100,233	1,968,576
Nomura Holdings, Inc. sponsored ADR	900	3,969
		4,067,632
TOTAL CAPITAL MARKETS		8,674,762
COMMERCIAL BANKS - 16.5%
Diversified Banks - 9.9%
Banco ABC Brasil SA	3,000	21,819
Banco Bradesco SA (PN) sponsored ADR	200	3,500
Banco Macro SA sponsored ADR	100	1,961
Banco Pine SA	25	188
Banco Santander Chile sponsored ADR	700	60,263
Banco Santander SA (Spain) sponsored ADR	600	4,602
Banco Santander SA (Brasil) ADR	34,210	313,706
BanColombia SA sponsored ADR	21,705	1,403,445
Bangkok Bank Public Co. Ltd. (For. Reg.)	6,400	40,253
Bank of Baroda	1,821	28,595

	Shares	Value
Bank of the Philippine Islands (BPI)	4,810	$ 8,291
Barclays PLC sponsored ADR	82,151	1,244,588
BBVA Banco Frances SA sponsored ADR	500	3,015
BNP Paribas SA	100	4,744
China CITIC Bank Corp. Ltd. (H Shares)	7,000	4,210
Comerica, Inc.	3,367	108,956
CorpBanca SA sponsored ADR	100	2,035
Credicorp Ltd. (NY Shares)	700	92,274
Development Credit Bank Ltd. (a)	8,228	7,282
Grupo Financiero Galicia SA sponsored ADR	400	2,572
Guaranty Trust Bank PLC GDR (Reg. S)	1,200	6,156
Hana Financial Group, Inc.	960	36,177
Hong Leong Bank Bhd	1,100	4,534
HSBC Holdings PLC sponsored ADR	100	4,439
ICICI Bank Ltd. sponsored ADR	100	3,487
Industrial & Commercial Bank of China Ltd. (H Shares)	1,000	645
Intesa Sanpaolo SpA	1,762	3,158
Itau Unibanco Banco Multiplo SA sponsored ADR	106	2,034
KB Financial Group, Inc.	880	32,267
Malayan Banking Bhd	54,985	159,294
National Australia Bank Ltd.	59	1,503
Nordea Bank AB	200	1,818
PT Bank Central Asia Tbk	3,000	2,625
Raiffeisen International Bank-Holding AG	300	10,603
Sberbank (Savings Bank of the Russian Federation) sponsored ADR	200	2,678
Standard Chartered PLC (United Kingdom)	577	14,397
Sumitomo Mitsui Financial Group, Inc.	500	16,543
Swedbank AB (A Shares)	200	3,108
The Jammu & Kashmir Bank Ltd.	1,677	30,311
The Toronto-Dominion Bank	2,900	246,117
U.S. Bancorp	7,300	231,264
UniCredit SpA	150	751
Wells Fargo & Co.	10,047	343,005
Yes Bank Ltd.	624	4,526
		4,517,739
Regional Banks - 6.6%
Alerus Financial Corp.	126	3,289
Banco Daycoval SA (PN)	4,500	23,979
BancTrust Financial Group, Inc. (a)	7,400	10,656
Bank of Hawaii Corp.	100	4,835
Bank of the Ozarks, Inc.	100	3,126
BB&T Corp.	200	6,278
Boston Private Financial Holdings, Inc.	500	4,955
Bridge Capital Holdings (a)	11,030	148,464
BS Financial Group, Inc.	18,750	220,082
Canadian Western Bank, Edmonton	500	14,626
Cascade Bancorp (a)	200	1,136
CIT Group, Inc. (a)	55	2,268
Common Stocks - continued
	Shares	Value
COMMERCIAL BANKS - CONTINUED
Regional Banks - continued
Citizens & Northern Corp.	100	$ 2,000
City Holding Co.	100	3,472
City National Corp.	100	5,247
CNB Financial Corp., Pennsylvania	200	3,342
CoBiz, Inc.	53,920	381,214
Fifth Third Bancorp	2,800	39,340
First Commonwealth Financial Corp.	6,000	36,720
First Interstate Bancsystem, Inc.	28,220	412,576
First Midwest Bancorp, Inc., Delaware	300	3,594
First Republic Bank (a)	6,000	197,640
FirstMerit Corp.	200	3,372
FNB Corp., Pennsylvania	400	4,832
Glacier Bancorp, Inc.	277	4,138
Huntington Bancshares, Inc.	73,192	472,088
KeyCorp	321	2,729
Landmark Bancorp, Inc.	93	1,744
MidWestOne Financial Group, Inc.	2	39
Northrim Bancorp, Inc.	462	9,942
Pacific Continental Corp.	8,353	78,685
PNC Financial Services Group, Inc.	30	1,935
PrivateBancorp, Inc.	300	4,551
PT Bank Tabungan Negara Tbk	391,000	51,312
Regions Financial Corp.	36,951	243,507
Savannah Bancorp, Inc. (a)	3,451	17,842
SCBT Financial Corp.	200	6,542
SunTrust Banks, Inc.	196	4,737
Susquehanna Bancshares, Inc.	14,256	140,849
SVB Financial Group (a)	24	1,544
Synovus Financial Corp. (d)	7,581	15,541
TCF Financial Corp.	355	4,221
Texas Capital Bancshares, Inc. (a)	693	23,992
UMB Financial Corp.	900	40,262
Valley National Bancorp (d)	1,200	15,540
Virginia Commerce Bancorp, Inc. (a)	800	7,024
Washington Trust Bancorp, Inc.	2,300	55,522
Webster Financial Corp.	6,100	138,287
Western Alliance Bancorp. (a)	13,400	113,498
Zions Bancorporation	42	901
		2,994,015
TOTAL COMMERCIAL BANKS		7,511,754
COMMERCIAL SERVICES & SUPPLIES - 0.0%
Diversified Support Services - 0.0%
Intrum Justitia AB	200	3,325
CONSUMER FINANCE - 2.9%
Consumer Finance - 2.9%
Advance America Cash Advance Centers, Inc.	380	3,986

	Shares	Value
Capital One Financial Corp.	8,098	$ 451,383
Discover Financial Services	100	3,334
EZCORP, Inc. (non-vtg.) Class A (a)	4,092	132,806
First Cash Financial Services, Inc. (a)	1,610	69,053
Green Dot Corp. Class A (a)(d)	130	3,448
International Personal Finance PLC	25,400	108,922
Nelnet, Inc. Class A	200	5,182
Netspend Holdings, Inc. (a)	299	2,320
PT Clipan Finance Indonesia Tbk	77,000	4,295
Regional Management Corp.	4,300	72,240
SLM Corp.	28,880	455,149
		1,312,118
DIVERSIFIED CONSUMER SERVICES - 0.0%
Specialized Consumer Services - 0.0%
Sotheby's Class A (Ltd. vtg.)	143	5,626
DIVERSIFIED FINANCIAL SERVICES - 15.1%
Other Diversified Financial Services - 9.8%
Bank of America Corp.	11,995	114,792
Citigroup, Inc.	63,140	2,307,763
JPMorgan Chase & Co.	44,452	2,043,903
		4,466,458
Specialized Finance - 5.3%
BM&F Bovespa SA	500	3,078
CBOE Holdings, Inc. (d)	28,318	804,798
CME Group, Inc.	13	3,761
Moody's Corp.	22,825	960,933
NYSE Euronext	100	3,001
PHH Corp. (a)	43,458	672,295
		2,447,866
TOTAL DIVERSIFIED FINANCIAL SERVICES		6,914,324
ENERGY EQUIPMENT & SERVICES - 0.0%
Oil & Gas Equipment & Services - 0.0%
SBM Offshore NV	300	6,131
HOTELS, RESTAURANTS & LEISURE - 1.6%
Casinos & Gaming - 0.5%
Las Vegas Sands Corp.	108	6,218
MGM Mirage, Inc. (a)	204	2,778
Wynn Resorts Ltd.	1,900	237,272
		246,268
Hotels, Resorts & Cruise Lines - 1.1%
Starwood Hotels & Resorts Worldwide, Inc.	8,500	479,485
TOTAL HOTELS, RESTAURANTS & LEISURE		725,753
HOUSEHOLD DURABLES - 0.0%
Homebuilding - 0.0%
PulteGroup, Inc. (a)	500	4,425
Common Stocks - continued
	Shares	Value
INSURANCE - 11.9%
Insurance Brokers - 0.1%
Aon Corp.	100	$ 4,906
Brasil Insurance Participacoes e Administracao SA	4,200	44,853
National Financial Partners Corp. (a)	300	4,542
		54,301
Life & Health Insurance - 0.9%
AFLAC, Inc.	2,494	114,699
Citizens, Inc. Class A (a)	500	4,940
CNO Financial Group, Inc. (a)	500	3,890
Delta Lloyd NV	2,400	42,186
FBL Financial Group, Inc. Class A	100	3,370
Lincoln National Corp.	100	2,636
MetLife, Inc.	3,313	123,741
Phoenix Companies, Inc. (a)	1,300	3,185
Ping An Insurance Group Co. China Ltd. (H Shares)	1,000	7,559
Prudential Financial, Inc.	1,236	78,350
Resolution Ltd.	700	2,926
StanCorp Financial Group, Inc.	100	4,094
Symetra Financial Corp.	200	2,306
Unum Group	200	4,896
		398,778
Multi-Line Insurance - 3.4%
American International Group, Inc. (a)	5,289	163,060
Fairfax Financial Holdings Ltd. (sub. vtg.)	100	40,358
Genworth Financial, Inc. Class A (a)	153,673	1,278,559
Hartford Financial Services Group, Inc.	1,400	29,512
Loews Corp.	800	31,896
Porto Seguro SA	500	5,509
		1,548,894
Property & Casualty Insurance - 5.3%
ACE Ltd.	22,015	1,611,498
Allied World Assurance Co. Holdings Ltd.	500	34,335
Allstate Corp.	1,800	59,256
Assured Guaranty Ltd.	200	3,304
Axis Capital Holdings Ltd.	3,300	109,461
Berkshire Hathaway, Inc. Class B (a)	5,813	471,725
Fidelity National Financial, Inc. Class A	200	3,606
First American Financial Corp.	3,639	60,517
W.R. Berkley Corp.	1,000	36,120
XL Group PLC Class A	1,826	39,606
		2,429,428
Reinsurance - 2.2%
Arch Capital Group Ltd. (a)	3,593	133,803
Montpelier Re Holdings Ltd.	200	3,864
Platinum Underwriters Holdings Ltd.	2,200	80,300
RenaissanceRe Holdings Ltd.	1,800	136,314

	Shares	Value
Swiss Re Ltd.	7,497	$ 478,788
Validus Holdings Ltd.	6,019	186,288
		1,019,357
TOTAL INSURANCE		5,450,758
INTERNET SOFTWARE & SERVICES - 1.0%
Internet Software & Services - 1.0%
China Finance Online Co. Ltd. ADR (a)	36	84
eBay, Inc. (a)	12,161	448,619
		448,703
IT SERVICES - 6.4%
Data Processing & Outsourced Services - 6.4%
Alliance Data Systems Corp. (a)	357	44,968
Cielo SA	100	3,389
Fidelity National Information Services, Inc.	200	6,624
Fiserv, Inc. (a)	89	6,176
Global Cash Access Holdings, Inc. (a)	7,200	56,160
Jack Henry & Associates, Inc.	14,694	501,359
MasterCard, Inc. Class A	550	231,297
MoneyGram International, Inc. (a)	100	1,800
Redecard SA	67,990	1,319,995
The Western Union Co.	7,770	136,752
Total System Services, Inc.	20,898	482,117
VeriFone Systems, Inc. (a)	2,214	114,840
		2,905,477
IT Consulting & Other Services - 0.0%
Accenture PLC Class A	100	6,450
Cognizant Technology Solutions Corp. Class A (a)	50	3,848
		10,298
TOTAL IT SERVICES		2,915,775
PROFESSIONAL SERVICES - 0.2%
Research & Consulting Services - 0.2%
Equifax, Inc.	65	2,877
IHS, Inc. Class A (a)	1,100	103,015
		105,892
REAL ESTATE INVESTMENT TRUSTS - 16.7%
Diversified REITs - 0.0%
American Assets Trust, Inc.	1,400	31,920
Industrial REITs - 0.2%
DCT Industrial Trust, Inc.	11,900	70,210
Prologis, Inc.	100	3,602
Stag Industrial, Inc.	300	4,188
		78,000
Mortgage REITs - 0.8%
American Capital Agency Corp.	1,146	33,853
American Capital Mortgage Investment Corp.	400	8,708
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
Mortgage REITs - continued
Invesco Mortgage Capital, Inc.	13,600	$ 240,040
Pennymac Mortgage Investment Trust	200	3,734
Two Harbors Investment Corp.	9,300	94,302
		380,637
Office REITs - 2.6%
Boston Properties, Inc.	2,000	209,980
Corporate Office Properties Trust (SBI)	100	2,321
Douglas Emmett, Inc.	14,800	337,588
Highwoods Properties, Inc. (SBI)	1,700	56,644
Lexington Corporate Properties Trust (d)	63,165	567,853
MPG Office Trust, Inc. (a)	1,200	2,808
		1,177,194
Residential REITs - 2.8%
American Campus Communities, Inc.	900	40,248
Apartment Investment & Management Co. Class A	97	2,562
AvalonBay Communities, Inc.	600	84,810
BRE Properties, Inc.	100	5,055
Camden Property Trust (SBI)	4,700	309,025
Campus Crest Communities, Inc.	300	3,498
Colonial Properties Trust (SBI)	12,700	275,971
Equity Lifestyle Properties, Inc.	2,400	167,376
Equity Residential (SBI)	300	18,786
Essex Property Trust, Inc.	52	7,879
Home Properties, Inc.	500	30,505
Post Properties, Inc.	4,900	229,614
UDR, Inc.	4,005	106,974
		1,282,303
Retail REITs - 1.3%
Glimcher Realty Trust	78	797
Kimco Realty Corp.	200	3,852
Simon Property Group, Inc.	3,953	575,873
Urstadt Biddle Properties, Inc. Class A	300	5,922
		586,444
Specialized REITs - 9.0%
American Tower Corp.	100	6,302
Big Yellow Group PLC	274,438	1,246,657
CubeSmart	200	2,380
DiamondRock Hospitality Co.	6,200	63,798
HCP, Inc.	8,187	323,059
Health Care REIT, Inc.	1,400	76,944
Host Hotels & Resorts, Inc.	5,500	90,310
Plum Creek Timber Co., Inc.	200	8,312
Potlatch Corp.	500	15,670
Public Storage	5,900	815,203
Rayonier, Inc.	5,100	224,859
Strategic Hotel & Resorts, Inc. (a)	128,910	848,228

	Shares	Value
Sunstone Hotel Investors, Inc. (a)	5,200	$ 50,648
Ventas, Inc.	3,278	187,174
Weyerhaeuser Co.	6,900	151,248
		4,110,792
TOTAL REAL ESTATE INVESTMENT TRUSTS		7,647,290
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.5%
Diversified Real Estate Activities - 1.4%
Tejon Ranch Co. (a)	2,223	63,667
The St. Joe Co. (a)(d)	29,300	556,993
		620,660
Real Estate Development - 0.0%
Bukit Sembawang Estates Ltd.	2,000	7,781
Real Estate Operating Companies - 0.1%
BR Malls Participacoes SA	100	1,303
Castellum AB	200	2,520
Forest City Enterprises, Inc. Class A (a)	2,800	43,848
Thomas Properties Group, Inc.	500	2,295
		49,966
Real Estate Services - 0.0%
CBRE Group, Inc. (a)	198	3,952
Jones Lang LaSalle, Inc.	88	7,331
Kennedy-Wilson Holdings, Inc.	500	6,750
		18,033
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		696,440
SPECIALTY RETAIL - 1.3%
Computer & Electronics Retail - 1.3%
Rent-A-Center, Inc.	15,644	590,561
Home Improvement Retail - 0.0%
Home Depot, Inc.	100	5,031
TOTAL SPECIALTY RETAIL		595,592
THRIFTS & MORTGAGE FINANCE - 0.1%
Thrifts & Mortgage Finance - 0.1%
BankUnited, Inc.	100	2,500
Brookline Bancorp, Inc., Delaware	200	1,874
Cape Bancorp, Inc. (a)	300	2,394
Cheviot Financial Corp.	2,077	17,592
Hudson City Bancorp, Inc.	200	1,462
People's United Financial, Inc.	200	2,648
Washington Mutual, Inc. (a)	16,757	0
WMI Holdings Corp.	560	504
		28,974
TOTAL COMMON STOCKS (Cost $41,763,290)		43,047,642
Investment Companies - 0.2%
	Shares	Value
Ares Capital Corp. (Cost $108,341)	6,500	$ 106,275
Money Market Funds - 10.7%

Fidelity Cash Central Fund, 0.14% (b)	3,476,022	3,476,022
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	1,403,057	1,403,057
TOTAL MONEY MARKET FUNDS (Cost $4,879,079)		4,879,079
TOTAL INVESTMENT PORTFOLIO - 105.1% (Cost $46,750,710)		48,032,996
NET OTHER ASSETS (LIABILITIES) - (5.1)%		(2,325,507)
NET ASSETS - 100%		$ 45,707,489
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 722
Fidelity Securities Lending Cash Central Fund	1,483
Total	$ 2,205
Other Information

The following is a summary of the inputs used, as of March 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 43,047,642	$ 42,968,030	$ 79,612	$ -
Investment Companies	106,275	106,275	-	-
Money Market Funds	4,879,079	4,879,079	-	-
Total Investments in Securities:	$ 48,032,996	$ 47,953,384	$ 79,612	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	(903)
Amortization/Accretion	-
Transfers in to Level 3	903
Transfers out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2012	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At March 31, 2012, the cost of investment securities for income tax purposes was $47,221,910. Net unrealized appreciation aggregated $811,086, of which $2,724,414 related to appreciated investment securities and $1,913,328 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Growth Stock Portfolio

March 31, 2012

1.799868.108

VIPGR-QTLY-0512

Investments March 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.2%
	Shares	Value
CONSUMER DISCRETIONARY - 15.0%
Auto Components - 0.1%
Gentex Corp.	4,700	$ 115,150
Automobiles - 0.8%
Bayerische Motoren Werke AG (BMW)	2,150	193,345
Ford Motor Co.	56,700	708,183
Tesla Motors, Inc. (a)	200	7,448
		908,976
Hotels, Restaurants & Leisure - 2.0%
Brinker International, Inc.	15,800	435,290
Chipotle Mexican Grill, Inc. (a)	800	334,400
Dunkin' Brands Group, Inc.	400	12,044
Las Vegas Sands Corp.	15,397	886,405
McDonald's Corp.	5,300	519,930
		2,188,069
Household Durables - 2.1%
D.R. Horton, Inc.	41,900	635,623
Lennar Corp. Class A	1,000	27,180
PulteGroup, Inc. (a)	28,100	248,685
Ryland Group, Inc. (d)	28,400	547,552
Tempur-Pedic International, Inc. (a)	7,300	616,339
Toll Brothers, Inc. (a)	5,300	127,147
		2,202,526
Internet & Catalog Retail - 1.2%
Amazon.com, Inc. (a)	6,338	1,283,508
Media - 0.9%
Comcast Corp. Class A	10,500	315,105
Discovery Communications, Inc. (a)	12,118	613,171
		928,276
Multiline Retail - 1.0%
Dollar General Corp. (a)	13,356	617,047
Dollar Tree, Inc. (a)	4,700	444,103
		1,061,150
Specialty Retail - 5.0%
American Eagle Outfitters, Inc.	34,300	589,617
AutoZone, Inc. (a)	1,100	408,980
Bed Bath & Beyond, Inc. (a)	10,600	697,162
Limited Brands, Inc.	9,700	465,600
Lowe's Companies, Inc.	32,738	1,027,318
Sally Beauty Holdings, Inc. (a)	24,400	605,120
Teavana Holdings, Inc. (a)(d)	14,400	283,968
TJX Companies, Inc.	24,200	960,982
Tractor Supply Co.	2,800	253,568
		5,292,315
Textiles, Apparel & Luxury Goods - 1.9%
Burberry Group PLC	11,700	280,151
PVH Corp.	8,900	795,037

	Shares	Value
Ralph Lauren Corp.	2,500	$ 435,825
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	5,100	479,400
		1,990,413
TOTAL CONSUMER DISCRETIONARY		15,970,383
CONSUMER STAPLES - 9.2%
Beverages - 2.7%
Anheuser-Busch InBev SA NV	6,200	451,522
Diageo PLC sponsored ADR	5,400	521,100
Dr Pepper Snapple Group, Inc.	14,900	599,129
The Coca-Cola Co.	17,687	1,309,015
		2,880,766
Food & Staples Retailing - 1.7%
CVS Caremark Corp.	13,000	582,400
Wal-Mart Stores, Inc.	11,300	691,560
Whole Foods Market, Inc.	5,900	490,880
		1,764,840
Food Products - 0.6%
Corn Products International, Inc.	5,200	299,780
Green Mountain Coffee Roasters, Inc. (a)	8,400	393,456
		693,236
Household Products - 2.4%
Colgate-Palmolive Co.	13,000	1,271,140
Kimberly-Clark Corp.	8,700	642,843
Procter & Gamble Co.	9,300	625,053
		2,539,036
Personal Products - 0.4%
Schiff Nutrition International, Inc. (a)	31,543	387,663
Tobacco - 1.4%
Altria Group, Inc.	41,000	1,265,670
Japan Tobacco, Inc.	40	226,336
		1,492,006
TOTAL CONSUMER STAPLES		9,757,547
ENERGY - 9.4%
Energy Equipment & Services - 2.5%
Cameron International Corp. (a)	10,800	570,564
Dresser-Rand Group, Inc. (a)	5,800	269,062
Halliburton Co.	20,800	690,352
Noble Corp.	9,700	363,459
Oceaneering International, Inc.	5,400	291,006
Rowan Companies, Inc. (a)	7,700	253,561
Schlumberger Ltd.	3,690	258,042
		2,696,046
Oil, Gas & Consumable Fuels - 6.9%
Amyris, Inc. (a)	13,000	67,340
Apache Corp.	5,400	542,376
Atlas Pipeline Partners, LP	6,900	244,122
BP PLC sponsored ADR	2,200	99,000
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Chevron Corp.	5,800	$ 621,992
Exxon Mobil Corp.	34,590	2,999,991
Marathon Petroleum Corp.	11,330	491,269
Noble Energy, Inc.	5,852	572,209
Occidental Petroleum Corp.	8,400	799,932
Valero Energy Corp.	29,000	747,330
Williams Companies, Inc.	4,900	150,969
		7,336,530
TOTAL ENERGY		10,032,576
FINANCIALS - 6.2%
Capital Markets - 1.2%
Charles Schwab Corp.	23,869	342,998
Morgan Stanley	36,300	712,932
TD Ameritrade Holding Corp.	8,600	169,764
		1,225,694
Commercial Banks - 1.3%
SunTrust Banks, Inc.	19,100	461,647
U.S. Bancorp	6,500	205,920
Wells Fargo & Co.	19,600	669,144
		1,336,711
Consumer Finance - 0.5%
Capital One Financial Corp.	3,400	189,516
SLM Corp.	21,873	344,718
		534,234
Diversified Financial Services - 1.1%
Citigroup, Inc.	17,920	654,976
JPMorgan Chase & Co.	12,000	551,760
		1,206,736
Real Estate Investment Trusts - 1.9%
American Tower Corp.	14,240	897,405
Big Yellow Group PLC	53,300	242,120
Corporate Office Properties Trust (SBI)	3,600	83,556
Digital Realty Trust, Inc.	3,500	258,895
Equity Residential (SBI)	3,100	194,122
Extra Space Storage, Inc.	12,849	369,923
		2,046,021
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (a)	9,400	187,624
The St. Joe Co. (a)(d)	3,597	68,379
		256,003
TOTAL FINANCIALS		6,605,399
HEALTH CARE - 10.2%
Biotechnology - 3.2%
Achillion Pharmaceuticals, Inc. (a)	11,900	114,002
ADVENTRX Pharmaceuticals, Inc. (a)	61,238	42,254

	Shares	Value
ADVENTRX Pharmaceuticals, Inc. warrants 11/16/16 (a)	8,919	$ 753
Alexion Pharmaceuticals, Inc. (a)	4,700	436,442
Alkermes PLC (a)	1,900	35,245
Amgen, Inc.	4,900	333,151
Ardea Biosciences, Inc. (a)	8,320	181,043
ARIAD Pharmaceuticals, Inc. (a)	9,100	145,145
Biogen Idec, Inc. (a)	4,500	566,865
BioMarin Pharmaceutical, Inc. (a)	9,600	328,800
Dynavax Technologies Corp. (a)	16,900	85,514
Gilead Sciences, Inc. (a)	19,800	967,230
Theravance, Inc. (a)	7,600	148,200
		3,384,644
Health Care Equipment & Supplies - 1.2%
Covidien PLC	16,000	874,880
The Cooper Companies, Inc.	5,400	441,234
		1,316,114
Health Care Providers & Services - 3.2%
Aetna, Inc.	5,700	285,912
Catalyst Health Solutions, Inc. (a)	4,000	254,920
Express Scripts, Inc. (a)	15,076	816,818
Health Net, Inc. (a)	7,400	293,928
Laboratory Corp. of America Holdings (a)	3,700	338,698
McKesson Corp.	6,800	596,836
UnitedHealth Group, Inc.	5,900	347,746
WellPoint, Inc.	6,400	472,320
		3,407,178
Life Sciences Tools & Services - 0.3%
Illumina, Inc. (a)	6,000	315,660
Pharmaceuticals - 2.3%
AVANIR Pharmaceuticals Class A (a)(d)	15,800	54,036
Elan Corp. PLC sponsored ADR (a)	10,700	160,607
Eli Lilly & Co.	14,800	595,996
GlaxoSmithKline PLC sponsored ADR	10,300	462,573
Merck & Co., Inc.	3,200	122,880
Sanofi SA sponsored ADR	13,200	511,500
Shire PLC sponsored ADR	2,500	236,875
Valeant Pharmaceuticals International, Inc. (Canada) (a)	5,900	316,366
		2,460,833
TOTAL HEALTH CARE		10,884,429
INDUSTRIALS - 9.6%
Aerospace & Defense - 2.4%
Raytheon Co.	6,100	321,958
Rockwell Collins, Inc.	5,600	322,336
Textron, Inc.	16,000	445,280
United Technologies Corp.	18,100	1,501,214
		2,590,788
Construction & Engineering - 2.2%
Dycom Industries, Inc. (a)	13,900	324,704
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - continued
Fluor Corp.	14,001	$ 840,620
Foster Wheeler AG (a)	3,100	70,556
Jacobs Engineering Group, Inc. (a)	6,250	277,313
MasTec, Inc. (a)	14,300	258,687
Quanta Services, Inc. (a)	25,100	524,590
		2,296,470
Electrical Equipment - 1.4%
Emerson Electric Co.	14,100	735,738
Regal-Beloit Corp.	7,200	471,960
Schneider Electric SA	3,900	254,809
		1,462,507
Industrial Conglomerates - 0.9%
Danaher Corp.	16,700	935,200
Machinery - 2.0%
Cummins, Inc.	7,100	852,284
Ingersoll-Rand PLC	18,300	756,705
Joy Global, Inc.	7,491	550,589
		2,159,578
Professional Services - 0.3%
Randstad Holding NV (d)	8,100	305,605
Road & Rail - 0.4%
Union Pacific Corp.	4,200	451,416
TOTAL INDUSTRIALS		10,201,564
INFORMATION TECHNOLOGY - 31.9%
Communications Equipment - 4.0%
Acme Packet, Inc. (a)	3,700	101,824
Motorola Solutions, Inc.	31,500	1,601,145
Polycom, Inc. (a)	15,100	287,957
QUALCOMM, Inc.	32,600	2,217,452
		4,208,378
Computers & Peripherals - 9.3%
Apple, Inc. (a)	15,160	9,087,960
Fusion-io, Inc.	2,000	56,820
Gemalto NV	2,866	189,163
NetApp, Inc. (a)	7,262	325,120
SanDisk Corp. (a)	5,300	262,827
		9,921,890
Electronic Equipment & Components - 0.8%
Arrow Electronics, Inc. (a)	11,150	467,966
TE Connectivity Ltd.	10,600	389,550
		857,516
Internet Software & Services - 3.5%
eBay, Inc. (a)	11,800	435,302
Facebook, Inc. Class B (e)	1,414	43,510
Google, Inc. Class A (a)	3,960	2,539,310

	Shares	Value
OpenTable, Inc. (a)	6,083	$ 246,179
Rackspace Hosting, Inc. (a)	8,541	493,584
		3,757,885
IT Services - 4.1%
Accenture PLC Class A	6,100	393,450
Cognizant Technology Solutions Corp. Class A (a)	21,407	1,647,269
IBM Corp.	2,700	563,355
MasterCard, Inc. Class A	2,400	1,009,296
Virtusa Corp. (a)	4,500	77,715
Visa, Inc. Class A	5,600	660,800
		4,351,885
Semiconductors & Semiconductor Equipment - 2.4%
Analog Devices, Inc.	8,300	335,320
Avago Technologies Ltd.	7,800	303,966
Broadcom Corp. Class A	19,600	770,280
Cirrus Logic, Inc. (a)	4,800	114,240
Cymer, Inc. (a)	2,400	120,000
Freescale Semiconductor Holdings I Ltd.	18,000	277,020
NXP Semiconductors NV (a)	19,226	511,604
ON Semiconductor Corp. (a)	9,000	81,090
		2,513,520
Software - 7.8%
Aspen Technology, Inc. (a)	5,300	108,809
Citrix Systems, Inc. (a)	9,100	718,081
Informatica Corp. (a)	5,100	269,790
Microsoft Corp.	130,008	4,192,758
Oracle Corp.	37,914	1,105,572
Red Hat, Inc. (a)	7,400	443,186
salesforce.com, Inc. (a)	4,850	749,374
Solera Holdings, Inc.	6,800	312,052
VMware, Inc. Class A (a)	3,400	382,058
		8,281,680
TOTAL INFORMATION TECHNOLOGY		33,892,754
MATERIALS - 4.7%
Chemicals - 2.9%
Air Products & Chemicals, Inc.	4,700	431,460
Ashland, Inc.	6,100	372,466
E.I. du Pont de Nemours & Co.	4,700	248,630
LyondellBasell Industries NV Class A	12,000	523,800
Monsanto Co.	9,160	730,602
Sigma Aldrich Corp.	3,100	226,486
The Mosaic Co.	9,500	525,255
		3,058,699
Construction Materials - 0.3%
Eagle Materials, Inc.	2,900	100,775
Martin Marietta Materials, Inc. (d)	3,200	274,016
		374,791
Metals & Mining - 1.5%
ArcelorMittal SA Class A unit (d)	19,700	376,861
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Commercial Metals Co.	24,600	$ 364,572
Freeport-McMoRan Copper & Gold, Inc.	5,094	193,776
Ivanhoe Mines Ltd. (a)	14,400	226,491
Kinross Gold Corp.	17,800	173,976
Newmont Mining Corp.	5,200	266,604
		1,602,280
TOTAL MATERIALS		5,035,770
TOTAL COMMON STOCKS (Cost $91,473,576)		102,380,422
Money Market Funds - 4.9%

Fidelity Cash Central Fund, 0.14% (b)	3,765,500	3,765,500
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	1,438,071	1,438,071
TOTAL MONEY MARKET FUNDS (Cost $5,203,571)		5,203,571
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $96,677,147)		107,583,993
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(1,138,551)
NET ASSETS - 100%		$ 106,445,442
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Includes cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $43,510 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 35,360
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,210
Fidelity Securities Lending Cash Central Fund	15,411
Total	$ 16,621
Other Information

The following is a summary of the inputs used, as of March 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 15,970,383	$ 15,970,383	$ -	$ -
Consumer Staples	9,757,547	9,079,689	677,858	-
Energy	10,032,576	10,032,576	-	-
Financials	6,605,399	6,605,399	-	-
Health Care	10,884,429	10,883,676	753	-
Industrials	10,201,564	10,201,564	-	-
Information Technology	33,892,754	33,849,244	-	43,510
Materials	5,035,770	5,035,770	-	-
Money Market Funds	5,203,571	5,203,571	-	-
Total Investments in Securities:	$ 107,583,993	$ 106,861,872	$ 678,611	$ 43,510
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 35,350
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	8,160
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 43,510
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2012	$ 8,160

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At March 31, 2012, the cost of investment securities for income tax purposes was $96,957,781. Net unrealized appreciation aggregated $10,626,212, of which $12,079,423 related to appreciated investment securities and $1,453,211 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Health Care Portfolio

March 31, 2012

1.814639.107

VHC-QTLY-0512

Investments March 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
BIOTECHNOLOGY - 26.9%
Biotechnology - 26.9%
Achillion Pharmaceuticals, Inc. (a)	64,500	$ 617,910
Acorda Therapeutics, Inc. (a)	31,400	833,670
Alexion Pharmaceuticals, Inc. (a)	34,800	3,231,528
AMAG Pharmaceuticals, Inc. (a)	8,800	140,184
Amgen, Inc.	156,641	10,650,021
Amylin Pharmaceuticals, Inc. (a)	25,000	624,000
Anthera Pharmaceuticals, Inc. (a)	89,512	197,822
Ardea Biosciences, Inc. (a)	44,200	961,792
ARIAD Pharmaceuticals, Inc. (a)	76,262	1,216,379
AVEO Pharmaceuticals, Inc. (a)	32,121	398,622
Biogen Idec, Inc. (a)	32,100	4,043,637
BioMarin Pharmaceutical, Inc. (a)	88,560	3,033,180
Dynavax Technologies Corp. (a)	207,086	1,047,855
Gentium SpA sponsored ADR (a)	9,700	84,584
Gilead Sciences, Inc. (a)	129,990	6,350,012
Grifols SA ADR	67,400	519,654
Infinity Pharmaceuticals, Inc. (a)	38,000	454,480
Medivation, Inc. (a)	13,100	978,832
Merrimack Pharmaceuticals, Inc.	2,600	16,094
Neurocrine Biosciences, Inc. (a)	59,797	476,582
NPS Pharmaceuticals, Inc. (a)	55,700	380,988
Seattle Genetics, Inc. (a)	34,476	702,621
Synageva BioPharma Corp. (a)	26,600	954,142
Targacept, Inc. (a)	54,133	277,161
Theravance, Inc. (a)(d)	43,700	852,150
United Therapeutics Corp. (a)	27,252	1,284,387
Vical, Inc. (a)	83,729	284,679
ZIOPHARM Oncology, Inc. (a)	32,900	177,660
		40,790,626
DIVERSIFIED CONSUMER SERVICES - 0.5%
Specialized Consumer Services - 0.5%
Carriage Services, Inc.	66,339	500,859
Stewart Enterprises, Inc. Class A	43,732	265,453
		766,312
FOOD & STAPLES RETAILING - 2.6%
Drug Retail - 2.6%
CVS Caremark Corp.	58,300	2,611,840
Drogasil SA	143,200	1,392,042
		4,003,882
HEALTH CARE EQUIPMENT & SUPPLIES - 12.2%
Health Care Equipment - 11.1%
Boston Scientific Corp. (a)	544,900	3,258,502
C.R. Bard, Inc.	13,700	1,352,464
Conceptus, Inc. (a)	47,254	679,513
CONMED Corp.	16,600	495,842
Covidien PLC	112,889	6,172,771

	Shares	Value
Cyberonics, Inc. (a)	16,600	$ 632,958
HeartWare International, Inc. (a)(d)	9,700	637,193
Insulet Corp. (a)	16,600	317,724
Opto Circuits India Ltd.	83,590	331,269
Orthofix International NV (a)	8,400	315,672
William Demant Holding A/S (a)	7,700	717,614
Wright Medical Group, Inc. (a)	68,500	1,323,420
Zeltiq Aesthetics, Inc.	25,021	154,380
Zimmer Holdings, Inc.	6,900	443,532
		16,832,854
Health Care Supplies - 1.1%
The Cooper Companies, Inc.	20,600	1,683,226
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		18,516,080
HEALTH CARE PROVIDERS & SERVICES - 32.5%
Health Care Distributors & Services - 1.4%
Amplifon SpA	118,246	610,294
McKesson Corp.	17,279	1,516,578
		2,126,872
Health Care Facilities - 1.7%
Capital Senior Living Corp. (a)	70,000	646,800
Emeritus Corp. (a)	25,328	447,292
Hanger Orthopedic Group, Inc. (a)	20,590	450,097
LCA-Vision, Inc. (a)	80,000	502,400
Sunrise Senior Living, Inc. (a)	85,235	538,685
		2,585,274
Health Care Services - 13.7%
Accretive Health, Inc. (a)(d)	50,903	1,016,533
Catalyst Health Solutions, Inc. (a)	33,100	2,109,463
Express Scripts, Inc. (a)	135,868	7,361,328
Fresenius Medical Care AG & Co. KGaA	19,387	1,372,352
HMS Holdings Corp. (a)	27,300	852,033
Laboratory Corp. of America Holdings (a)	25,900	2,370,886
MEDNAX, Inc. (a)	23,800	1,770,006
Omnicare, Inc.	51,795	1,842,348
Quest Diagnostics, Inc.	34,300	2,097,445
		20,792,394
Managed Health Care - 15.7%
Aetna, Inc.	20,400	1,023,264
Health Net, Inc. (a)	69,300	2,752,596
Humana, Inc.	44,522	4,117,395
Molina Healthcare, Inc. (a)	15,000	504,450
UnitedHealth Group, Inc.	155,277	9,152,026
Universal American Spin Corp. (a)	25,000	269,500
WellPoint, Inc.	80,777	5,961,343
		23,780,574
TOTAL HEALTH CARE PROVIDERS & SERVICES		49,285,114
Common Stocks - continued
	Shares	Value
HEALTH CARE TECHNOLOGY - 2.1%
Health Care Technology - 2.1%
athenahealth, Inc. (a)	20,263	$ 1,501,894
Epocrates, Inc. (a)	33,300	285,714
HealthStream, Inc. (a)	6,600	153,054
SXC Health Solutions Corp. (a)	15,600	1,171,935
		3,112,597
LIFE SCIENCES TOOLS & SERVICES - 1.1%
Life Sciences Tools & Services - 1.1%
Illumina, Inc. (a)	32,650	1,717,717
PERSONAL PRODUCTS - 0.6%
Personal Products - 0.6%
Prestige Brands Holdings, Inc. (a)	53,144	928,957
PHARMACEUTICALS - 18.9%
Pharmaceuticals - 18.9%
Akorn, Inc. (a)	34,800	407,160
Cadence Pharmaceuticals, Inc. (a)	100,000	370,000
Cardiome Pharma Corp. (a)	117,500	82,837
Elan Corp. PLC sponsored ADR (a)	101,200	1,519,012
Eli Lilly & Co.	46,000	1,852,420
Endo Pharmaceuticals Holdings, Inc. (a)	40,800	1,580,184
Forest Laboratories, Inc. (a)	17,300	600,137
GlaxoSmithKline PLC sponsored ADR	92,000	4,131,720
Meda AB (A Shares)	52,300	498,795
Merck & Co., Inc.	146,416	5,622,374
Optimer Pharmaceuticals, Inc. (a)(d)	46,667	648,671
Pacira Pharmaceuticals, Inc. (a)	20,100	231,954
Pfizer, Inc.	27,250	617,485
Sanofi SA sponsored ADR	81,750	3,167,813
Shire PLC sponsored ADR	27,400	2,596,150
Valeant Pharmaceuticals International, Inc. (Canada) (a)	54,960	2,947,031
Watson Pharmaceuticals, Inc. (a)	24,200	1,622,852
XenoPort, Inc. (a)	22,900	103,050
		28,599,645
PROFESSIONAL SERVICES - 1.3%
Research & Consulting Services - 1.3%
Advisory Board Co. (a)	11,500	1,019,130
Qualicorp SA	101,000	865,659
		1,884,789
SOFTWARE - 0.4%
Application Software - 0.4%
Nuance Communications, Inc. (a)	20,900	534,622
TOTAL COMMON STOCKS (Cost $129,742,584)		150,140,341
Convertible Preferred Stocks - 0.1%
	Shares	Value
PHARMACEUTICALS - 0.1%
Pharmaceuticals - 0.1%
Merrimack Pharmaceuticals, Inc. Series G (e) (Cost $104,839)	14,977	$ 83,437
Money Market Funds - 3.3%

Fidelity Cash Central Fund, 0.14% (b)	2,101,357	2,101,357
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	2,964,800	2,964,800
TOTAL MONEY MARKET FUNDS (Cost $5,066,157)		5,066,157
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $134,913,580)	155,289,935
NET OTHER ASSETS (LIABILITIES) - (2.5)%	(3,795,809)
NET ASSETS - 100%	$ 151,494,126
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Includes cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $83,437 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Merrimack Pharmaceuticals, Inc. Series G	3/31/11	$ 104,839
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 978
Fidelity Securities Lending Cash Central Fund	5,857
Total	$ 6,835
Other Information

The following is a summary of the inputs used, as of March 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 150,140,341	$ 148,767,989	$ 1,372,352	$ -
Convertible Preferred Stocks	83,437	-	83,437	-
Money Market Funds	5,066,157	5,066,157	-	-
Total Investments in Securities:	$ 155,289,935	$ 153,834,146	$ 1,455,789	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 104,839
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	(104,839)
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2012	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At March 31, 2012, the cost of investment securities for income tax purposes was $135,892,997. Net unrealized appreciation aggregated $19,396,938, of which $23,345,938 related to appreciated investment securities and $3,949,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Industrials Portfolio

March 31, 2012

1.814650.107

VCY-QTLY-0512

Investments March 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value
AEROSPACE & DEFENSE - 12.8%
Aerospace & Defense - 12.8%
Esterline Technologies Corp. (a)	9,384	$ 670,581
Honeywell International, Inc.	51,634	3,152,256
Rockwell Collins, Inc.	17,398	1,001,429
Textron, Inc.	75,460	2,100,052
United Technologies Corp.	75,663	6,275,489
		13,199,807
AIR FREIGHT & LOGISTICS - 3.9%
Air Freight & Logistics - 3.9%
United Parcel Service, Inc. Class B	49,341	3,982,806
AUTO COMPONENTS - 1.0%
Auto Parts & Equipment - 1.0%
Autoliv, Inc.	14,800	992,340
BUILDING PRODUCTS - 2.8%
Building Products - 2.8%
Armstrong World Industries, Inc.	16,800	819,336
Fortune Brands Home & Security, Inc. (a)	19,100	421,537
Owens Corning (a)	45,000	1,621,350
		2,862,223
COMMERCIAL SERVICES & SUPPLIES - 2.3%
Environmental & Facility Services - 1.6%
Republic Services, Inc.	54,378	1,661,792
Office Services & Supplies - 0.7%
Mine Safety Appliances Co.	12,747	523,647
Pitney Bowes, Inc. (d)	12,000	210,960
		734,607
TOTAL COMMERCIAL SERVICES & SUPPLIES		2,396,399
CONSTRUCTION & ENGINEERING - 4.7%
Construction & Engineering - 4.7%
AECOM Technology Corp. (a)	39,898	892,518
EMCOR Group, Inc.	29,639	821,593
Fluor Corp.	19,164	1,150,607
Foster Wheeler AG (a)	26,040	592,670
Jacobs Engineering Group, Inc. (a)	17,007	754,601
Quanta Services, Inc. (a)	28,849	602,944
		4,814,933
ELECTRICAL EQUIPMENT - 11.0%
Electrical Components & Equipment - 11.0%
AMETEK, Inc.	31,825	1,543,831
Cooper Industries PLC Class A	22,613	1,446,101
Emerson Electric Co.	58,224	3,038,128
GrafTech International Ltd. (a)	65,900	786,846
Hubbell, Inc. Class B	16,252	1,277,082
Prysmian SpA	60,887	1,070,242

	Shares	Value
Regal-Beloit Corp.	25,653	$ 1,681,554
Roper Industries, Inc.	5,142	509,881
		11,353,665
INDUSTRIAL CONGLOMERATES - 20.6%
Industrial Conglomerates - 20.6%
3M Co.	42,093	3,755,117
Carlisle Companies, Inc.	13,756	686,700
Danaher Corp.	67,548	3,782,688
General Electric Co.	514,531	10,326,638
Tyco International Ltd.	45,885	2,577,819
		21,128,962
LIFE SCIENCES TOOLS & SERVICES - 0.5%
Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	11,822	526,197
MACHINERY - 23.6%
Construction & Farm Machinery & Heavy Trucks - 9.4%
Caterpillar, Inc.	18,100	1,928,012
Cummins, Inc.	28,033	3,365,081
Fiat Industrial SpA	118,304	1,262,209
Joy Global, Inc.	11,282	829,227
Manitowoc Co., Inc.	70,716	980,124
WABCO Holdings, Inc. (a)	21,800	1,318,464
		9,683,117
Industrial Machinery - 14.2%
Actuant Corp. Class A	20,354	590,062
Dover Corp.	24,900	1,567,206
EnPro Industries, Inc. (a)	7,600	312,360
Flowserve Corp.	13,505	1,559,963
Graco, Inc.	25,732	1,365,340
Harsco Corp.	15,615	366,328
Illinois Tool Works, Inc.	34,965	1,997,201
Ingersoll-Rand PLC	43,509	1,799,097
Pall Corp.	20,700	1,234,341
Parker Hannifin Corp.	20,824	1,760,669
SPX Corp.	7,600	589,228
TriMas Corp. (a)	35,972	805,413
Valmont Industries, Inc.	5,625	660,431
		14,607,639
TOTAL MACHINERY		24,290,756
PROFESSIONAL SERVICES - 4.6%
Human Resource & Employment Services - 2.3%
Manpower, Inc.	12,100	573,177
Randstad Holding NV	9,200	347,106
Robert Half International, Inc.	23,100	699,930
Towers Watson & Co.	11,414	754,123
		2,374,336
Research & Consulting Services - 2.3%
Bureau Veritas SA	6,100	536,927
Common Stocks - continued
	Shares	Value
PROFESSIONAL SERVICES - CONTINUED
Research & Consulting Services - continued
Dun & Bradstreet Corp.	9,000	$ 762,570
IHS, Inc. Class A (a)	11,271	1,055,529
		2,355,026
TOTAL PROFESSIONAL SERVICES		4,729,362
ROAD & RAIL - 5.6%
Railroads - 5.6%
CSX Corp.	84,846	1,825,886
Genesee & Wyoming, Inc. Class A (a)	11,873	648,028
Union Pacific Corp.	30,728	3,302,645
		5,776,559
SOFTWARE - 0.5%
Application Software - 0.5%
Solera Holdings, Inc.	10,561	484,644
TRADING COMPANIES & DISTRIBUTORS - 2.5%
Trading Companies & Distributors - 2.5%
W.W. Grainger, Inc.	3,900	837,759
Watsco, Inc.	9,000	666,360
WESCO International, Inc. (a)	16,565	1,081,860
		2,585,979
TRANSPORTATION INFRASTRUCTURE - 0.5%
Airport Services - 0.5%
Wesco Aircraft Holdings, Inc. (a)	32,712	529,934
TOTAL COMMON STOCKS (Cost $84,663,226)		99,654,566
Convertible Bonds - 0.4%
	Principal Amount
BUILDING PRODUCTS - 0.4%
Building Products - 0.4%
Aspen Aerogels, Inc.:
8% 6/1/14 (f)	$ 249,306	249,306
8% 12/6/14 (f) (Cost $425,606)	176,300	176,300
		425,606
U.S. Treasury Obligations - 0.1%

U.S. Treasury Bills, yield at date of purchase 0.08% 5/24/12 (e) (Cost $69,991)	70,000	69,995
Money Market Funds - 2.8%
	Shares	Value
Fidelity Cash Central Fund, 0.14% (b)	2,634,666	$ 2,634,666
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	218,726	218,726
TOTAL MONEY MARKET FUNDS (Cost $2,853,392)		2,853,392
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $88,012,215)		103,003,559
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(169,314)
NET ASSETS - 100%		$ 102,834,245
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
26 CME E-mini S&P Select Sector Industrial Index Contracts	June 2012	$ 970,060	$ 17,381

The face value of futures purchased as a percentage of net assets is 0.9%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $69,995.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $425,606 or 0.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aspen Aerogels, Inc. 8% 6/1/14	6/14/11	$ 249,306
Aspen Aerogels, Inc. 8% 12/6/14	12/6/11	$ 176,300
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 931
Fidelity Securities Lending Cash Central Fund	283
Total	$ 1,214
Other Information

The following is a summary of the inputs used, as of March 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 99,654,566	$ 99,654,566	$ -	$ -
Convertible Bonds	425,606	-	-	425,606
U.S. Treasury Obligations	69,995	-	69,995	-
Money Market Funds	2,853,392	2,853,392	-	-
Total Investments in Securities:	$ 103,003,559	$ 102,507,958	$ 69,995	$ 425,606
Derivative Instruments:
Assets
Futures Contracts	$ 17,381	$ 17,381	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 425,606
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 425,606
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2012	$ -

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At March 31, 2012, the cost of investment securities for income tax purposes was $88,524,772. Net unrealized appreciation aggregated $14,478,787, of which $16,835,660 related to appreciated investment securities and $2,356,873 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
International Capital Appreciation Portfolio

March 31, 2012

1.814640.107

VIPCAP-QTLY-0512

Investments March 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value
Australia - 0.9%
Fortescue Metals Group Ltd.	35,787	$ 215,314
Iluka Resources Ltd.	11,033	203,255
TOTAL AUSTRALIA		418,569
Bailiwick of Jersey - 0.5%
Experian PLC	14,200	221,337
Belgium - 1.3%
Anheuser-Busch InBev SA NV	5,068	369,083
Umicore SA	4,119	226,901
TOTAL BELGIUM		595,984
Bermuda - 0.9%
Credicorp Ltd. (NY Shares)	1,700	224,094
Petra Diamonds Ltd. (a)	72,785	204,200
TOTAL BERMUDA		428,294
Brazil - 4.7%
BM&F Bovespa SA	31,100	191,442
BR Malls Participacoes SA	15,600	203,250
Brasil Foods SA sponsored ADR (d)	11,000	220,110
Cia.Hering SA	7,300	188,502
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	6,600	272,712
Companhia de Concessoes Rodoviarias	21,100	170,792
Iguatemi Empresa de Shopping Centers SA	8,100	186,314
Itau Unibanco Banco Multiplo SA sponsored ADR	15,400	295,526
Multiplan Empreendimentos Imobiliarios SA	8,600	200,876
Souza Cruz Industria e Comerico	13,900	213,149
TOTAL BRAZIL		2,142,673
Canada - 1.8%
Canadian National Railway Co.	3,700	294,019
First Quantum Minerals Ltd.	11,400	217,361
Potash Corp. of Saskatchewan, Inc.	6,400	292,172
TOTAL CANADA		803,552
Cayman Islands - 2.1%
Baidu.com, Inc. sponsored ADR (a)	1,400	204,078
Belle International Holdings Ltd.	115,000	206,436
Golden Eagle Retail Group Ltd. (H Shares)	74,000	189,059
Hengan International Group Co. Ltd.	21,500	217,337
SINA Corp. (a)	2,446	158,990
TOTAL CAYMAN ISLANDS		975,900
Colombia - 0.0%
Bolsa de Valores de Colombia	1,070,235	20,606
Curacao - 0.4%
Schlumberger Ltd.	2,300	160,839

	Shares	Value
Denmark - 0.7%
Novo Nordisk A/S Series B sponsored ADR	2,400	$ 332,904
Finland - 0.9%
Kone Oyj (B Shares)	3,400	189,402
Nokian Tyres PLC	4,286	208,864
TOTAL FINLAND		398,266
France - 5.8%
BNP Paribas SA	6,369	302,175
Casino Guichard Perrachon SA	2,087	205,688
Christian Dior SA	1,388	212,970
Edenred	6,700	201,584
LVMH Moet Hennessy - Louis Vuitton SA	1,773	304,674
Pernod Ricard SA	2,300	240,484
PPR SA	1,300	223,653
Publicis Groupe SA	3,900	214,993
Remy Cointreau SA	1,900	193,086
Schneider Electric SA	4,329	282,837
Technip SA	2,000	235,603
TOTAL FRANCE		2,617,747
Germany - 5.0%
BASF AG	4,726	413,403
Bayerische Motoren Werke AG (BMW)	3,126	281,115
Delticom AG	1,796	191,379
Deutsche Bank AG (NY Shares)	6,500	323,635
Henkel AG & Co. KGaA	4,100	255,901
SAP AG	5,306	370,587
Siemens AG sponsored ADR	4,100	413,444
TOTAL GERMANY		2,249,464
India - 4.3%
Asian Paints India Ltd.	3,092	197,153
Bajaj Auto Ltd.	5,458	180,212
HDFC Bank Ltd.	23,081	235,728
Hero Motocorp Ltd.	4,392	177,533
Housing Development Finance Corp. Ltd.	16,556	219,238
IRB Infrastructure Developers Ltd.	48,243	177,288
ITC Ltd.	48,160	214,918
Larsen & Toubro Ltd.	7,632	196,485
Smithkline Beecham Consumer Healthcare Ltd.	3,651	198,997
Titan Industries Ltd.	38,813	174,466
TOTAL INDIA		1,972,018
Indonesia - 5.3%
PT ACE Hardware Indonesia Tbk	428,000	208,289
PT Astra International Tbk	30,000	242,617
PT Bank Central Asia Tbk	211,500	185,039
PT Bank Rakyat Indonesia Tbk	272,500	207,116
PT Global Mediacom Tbk	1,172,500	205,161
PT Gudang Garam Tbk	33,000	198,671
PT Jasa Marga Tbk	334,500	188,393
Common Stocks - continued
	Shares	Value
Indonesia - continued
PT Mitra Adiperkasa Tbk	292,500	$ 203,124
PT Modern Internasional Tbk	517,500	154,220
PT Semen Gresik (Persero) Tbk	143,500	192,243
PT Tower Bersama Infrastructure Tbk	602,500	194,376
PT United Tractors Tbk	62,500	225,557
TOTAL INDONESIA		2,404,806
Ireland - 0.8%
Accenture PLC Class A	2,900	187,050
Dragon Oil PLC	19,100	190,635
TOTAL IRELAND		377,685
Israel - 0.5%
Check Point Software Technologies Ltd. (a)	3,200	204,288
Italy - 1.9%
Prada SpA	30,800	200,294
Saipem SpA	4,540	234,501
Salvatore Ferragamo Italia SpA (a)	9,600	198,959
Tod's SpA	1,860	209,238
TOTAL ITALY		842,992
Japan - 8.5%
Canon, Inc. sponsored ADR (d)	7,485	356,735
Fanuc Corp.	1,500	268,575
Fast Retailing Co. Ltd.	1,000	229,348
Hitachi Ltd.	10,000	64,676
Japan Tobacco, Inc.	45	254,628
Keyence Corp.	880	208,267
Komatsu Ltd.	9,100	261,571
Makita Corp.	4,900	198,829
Mitsubishi Corp.	11,800	276,043
Mitsui & Co. Ltd.	15,800	260,673
Nabtesco Corp.	9,000	186,293
Nikon Corp.	7,300	224,129
Nissan Motor Co. Ltd.	25,000	268,704
Rakuten, Inc.	194	203,278
SMC Corp.	1,300	207,965
Sysmex Corp.	5,200	211,183
Unicharm Corp.	3,700	195,253
TOTAL JAPAN		3,876,150
Korea (South) - 1.0%
Hyundai Department Store Co. Ltd.	1,213	186,270
Hyundai Motor Co.	1,363	280,275
TOTAL KOREA (SOUTH)		466,545
Malaysia - 0.3%
Parkson Holdings Bhd	72,700	127,508
Mexico - 1.7%
Bolsa Mexicana de Valores SA de CV	89,578	180,822

	Shares	Value
Coca-Cola FEMSA SAB de CV sponsored ADR	1,600	$ 169,456
Grupo Mexico SA de CV Series B	67,600	213,218
Wal-Mart de Mexico SA de CV Series V	67,900	228,491
TOTAL MEXICO		791,987
Netherlands - 0.4%
LyondellBasell Industries NV Class A	4,200	183,330
Norway - 0.4%
DnB NOR ASA	14,200	182,512
Philippines - 1.5%
BDO Unibank, Inc.	103,140	159,047
International Container Terminal Services, Inc.	100,420	153,215
SM Investments Corp.	12,290	188,945
SM Prime Holdings, Inc.	500,800	197,147
TOTAL PHILIPPINES		698,354
Poland - 0.0%
Warsaw Stock Exchange	1,207	15,918
Portugal - 0.5%
Jeronimo Martins SGPS SA	10,595	215,836
Russia - 2.0%
Magnit OJSC GDR (Reg. S)	7,200	209,808
OAO NOVATEK GDR (Reg. S)	1,700	230,350
Sberbank (Savings Bank of the Russian Federation)	80,400	259,425
TNK-BP Holding (a)	62,400	201,919
TOTAL RUSSIA		901,502
South Africa - 1.9%
JSE Ltd.	18,200	188,390
Mr Price Group Ltd.	15,900	195,550
Naspers Ltd. Class N	4,500	252,845
Shoprite Holdings Ltd.	11,700	209,422
TOTAL SOUTH AFRICA		846,207
Spain - 0.5%
Inditex SA	2,526	241,947
Sweden - 1.5%
Atlas Copco AB (A Shares)	10,300	249,241
Elekta AB (B Shares)	4,000	202,473
Swedish Match Co. AB	5,400	214,981
TOTAL SWEDEN		666,695
Switzerland - 5.3%
Compagnie Financiere Richemont SA Series A	4,484	281,150
Credit Suisse Group sponsored ADR (d)	9,600	273,696
Dufry AG (a)	1,570	205,229
Nestle SA	12,541	789,109
Swatch Group AG (Bearer)	520	239,349
Common Stocks - continued
	Shares	Value
Switzerland - continued
Syngenta AG (Switzerland)	830	$ 286,003
UBS AG (NY Shares)	23,600	330,872
TOTAL SWITZERLAND		2,405,408
Thailand - 0.8%
C.P. Seven Eleven PCL (For. Reg.)	76,000	161,388
Siam Makro PCL (For. Reg.)	15,800	183,381
TOTAL THAILAND		344,769
Turkey - 1.3%
Enka Insaat ve Sanayi A/S	55,635	177,283
TAV Havalimanlari Holding A/S (a)	36,525	181,959
Turkiye Garanti Bankasi A/S	55,091	218,201
TOTAL TURKEY		577,443
United Kingdom - 14.9%
Anglo American PLC (United Kingdom)	8,500	317,733
Antofagasta PLC	9,600	176,892
Barclays PLC sponsored ADR (d)	20,600	312,090
BG Group PLC	16,546	383,218
BHP Billiton PLC ADR	12,143	745,337
British American Tobacco PLC (United Kingdom)	12,900	649,832
Burberry Group PLC	9,100	217,895
Diageo PLC sponsored ADR	3,600	347,400
Imperial Tobacco Group PLC	7,259	294,333
Johnson Matthey PLC	5,851	220,771
Meggitt PLC	31,900	206,086
Reckitt Benckiser Group PLC	5,000	282,552
Rolls-Royce Group PLC	19,100	248,070
Royal Dutch Shell PLC Class B	23,483	827,004
SABMiller PLC	7,300	293,018
Standard Chartered PLC (United Kingdom)	13,886	346,486
The Weir Group PLC	6,700	189,042
Unilever PLC	14,000	461,894
Xstrata PLC	15,297	261,313
TOTAL UNITED KINGDOM		6,780,966
United States of America - 16.3%
Allergan, Inc.	2,000	190,860
Altria Group, Inc.	5,600	172,872
American Tower Corp.	2,900	182,758
Apple, Inc. (a)	355	212,812
Caterpillar, Inc.	1,500	159,780
CME Group, Inc.	600	173,598
Coach, Inc.	2,500	193,200
Crown Castle International Corp. (a)	3,200	170,688
Cummins, Inc.	1,600	192,064
Deere & Co.	2,100	169,890

	Shares	Value
EMC Corp. (a)	6,593	$ 196,999
Freeport-McMoRan Copper & Gold, Inc.	4,436	168,745
Google, Inc. Class A (a)	300	192,372
Halliburton Co.	5,200	172,588
IntercontinentalExchange, Inc. (a)	1,300	178,646
Joy Global, Inc.	2,700	198,450
JPMorgan Chase & Co.	4,311	198,220
Las Vegas Sands Corp.	3,275	188,542
Lorillard, Inc.	1,400	181,272
MasterCard, Inc. Class A	440	185,038
Mead Johnson Nutrition Co. Class A	2,200	181,456
National Oilwell Varco, Inc.	2,300	182,781
NIKE, Inc. Class B	1,700	184,348
Oracle Corp.	6,100	177,876
Perrigo Co.	1,700	175,627
Philip Morris International, Inc.	4,100	363,301
PriceSmart, Inc.	2,600	189,306
QUALCOMM, Inc.	2,800	190,456
Rackspace Hosting, Inc. (a)	3,400	196,486
salesforce.com, Inc. (a)	1,200	185,412
SBA Communications Corp. Class A (a)	3,600	182,916
The Coca-Cola Co.	2,600	192,426
Tiffany & Co., Inc.	2,744	189,693
TJX Companies, Inc.	5,000	198,550
Union Pacific Corp.	1,700	182,716
United Technologies Corp.	2,100	174,174
Visa, Inc. Class A	1,600	188,800
Wells Fargo & Co.	5,608	191,457
Yum! Brands, Inc.	2,870	204,287
TOTAL UNITED STATES OF AMERICA		7,411,462
TOTAL COMMON STOCKS (Cost $37,976,045)		43,902,463
Preferred Stocks - 1.9%

Convertible Preferred Stocks - 0.4%
United States of America - 0.4%
Citigroup, Inc. 7.50%	1,900	196,707
Nonconvertible Preferred Stocks - 1.5%
Germany - 1.0%
Hugo Boss AG (non-vtg.)	1,700	195,932
Volkswagen AG	1,500	263,763
TOTAL GERMANY		459,695
Italy - 0.5%
Fiat Industrial SpA	25,500	197,927
TOTAL NONCONVERTIBLE PREFERRED STOCKS		657,622
TOTAL PREFERRED STOCKS (Cost $704,782)		854,329
Money Market Funds - 3.1%
	Shares	Value
Fidelity Cash Central Fund, 0.14% (b)	280,649	$ 280,649
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	1,150,825	1,150,825
TOTAL MONEY MARKET FUNDS (Cost $1,431,474)		1,431,474
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $40,112,301)	46,188,266
NET OTHER ASSETS (LIABILITIES) - (1.6)%	(743,629)
NET ASSETS - 100%	$ 45,444,637
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 112
Fidelity Securities Lending Cash Central Fund	1,358
Total	$ 1,470
Other Information

The following is a summary of the inputs used, as of March 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United States of America	$ 7,608,169	$ 7,608,169	$ -	$ -
United Kingdom	6,780,966	4,842,236	1,938,730	-
Japan	3,876,150	356,735	3,519,415	-
Germany	2,709,159	2,338,572	370,587	-
France	2,617,747	2,617,747	-	-
Switzerland	2,405,408	2,119,405	286,003	-
Indonesia	2,404,806	2,404,806	-	-
Brazil	2,142,673	2,142,673	-	-
India	1,972,018	1,736,290	235,728	-
Other	12,239,696	11,870,613	369,083	-
Money Market Funds	1,431,474	1,431,474	-	-
Total Investments in Securities:	$ 46,188,266	$ 39,468,720	$ 6,719,546	$ -
Income Tax Information

At March 31, 2012, the cost of investment securities for income tax purposes was $40,467,152. Net unrealized appreciation aggregated $5,721,114, of which $6,876,292 related to appreciated investment securities and $1,155,178 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Materials Portfolio

March 31, 2012

1.856923.104

VMATP-QTLY-0512

Investments March 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
CHEMICALS - 67.7%
Commodity Chemicals - 2.1%
Arkema SA	8,855	$ 825,128
Georgia Gulf Corp. (a)	5,199	181,341
Westlake Chemical Corp.	14,100	913,539
		1,920,008
Diversified Chemicals - 20.9%
BASF AG	8,840	773,271
Dow Chemical Co.	146,347	5,069,460
E.I. du Pont de Nemours & Co.	149,950	7,932,353
Eastman Chemical Co.	38,707	2,000,765
Lanxess AG	6,358	525,550
Olin Corp.	25,707	559,127
PPG Industries, Inc.	23,404	2,242,103
		19,102,629
Fertilizers & Agricultural Chemicals - 15.3%
CF Industries Holdings, Inc.	12,200	2,228,330
Israel Chemicals Ltd.	43,800	498,479
Monsanto Co.	80,588	6,427,699
Rentech Nitrogen Partners LP	37,755	1,047,324
The Mosaic Co.	68,027	3,761,213
		13,963,045
Industrial Gases - 5.7%
Air Products & Chemicals, Inc.	57,011	5,233,610
Specialty Chemicals - 23.7%
Albemarle Corp.	23,688	1,514,137
Ashland, Inc.	30,277	1,848,714
Celanese Corp. Class A	32,942	1,521,262
Cytec Industries, Inc.	11,268	684,982
Ecolab, Inc.	60,254	3,718,877
Innophos Holdings, Inc.	13,380	670,606
LyondellBasell Industries NV Class A	78,182	3,412,644
OMNOVA Solutions, Inc. (a)	56,245	379,654
Rockwood Holdings, Inc. (a)	23,468	1,223,856
Sherwin-Williams Co.	21,457	2,331,732
Sigma Aldrich Corp.	24,570	1,795,084
W.R. Grace & Co. (a)	43,490	2,513,722
		21,615,270
TOTAL CHEMICALS		61,834,562
COMMERCIAL SERVICES & SUPPLIES - 0.3%
Environmental & Facility Services - 0.3%
Swisher Hygiene, Inc.	19,833	48,789
Swisher Hygiene, Inc. (Canada) (a)(d)	77,700	191,142
		239,931

	Shares	Value
CONTAINERS & PACKAGING - 8.7%
Metal & Glass Containers - 5.5%
Aptargroup, Inc.	30,200	$ 1,654,054
Ball Corp.	64,800	2,778,624
Silgan Holdings, Inc.	12,900	570,180
		5,002,858
Paper Packaging - 3.2%
Rock-Tenn Co. Class A	34,387	2,323,186
Sealed Air Corp.	30,308	585,247
		2,908,433
TOTAL CONTAINERS & PACKAGING		7,911,291
ELECTRICAL EQUIPMENT - 0.6%
Electrical Components & Equipment - 0.6%
GrafTech International Ltd. (a)	47,072	562,040
FOOD PRODUCTS - 1.1%
Agricultural Products - 1.1%
Archer Daniels Midland Co.	32,254	1,021,162
METALS & MINING - 18.7%
Diversified Metals & Mining - 6.3%
Copper Mountain Mining Corp. (a)	122,525	517,097
First Quantum Minerals Ltd.	94,900	1,809,431
Freeport-McMoRan Copper & Gold, Inc.	46,447	1,766,844
Horsehead Holding Corp. (a)	14,900	169,711
HudBay Minerals, Inc.	20,200	221,531
Ivanhoe Mines Ltd. (a)	82,300	1,294,458
		5,779,072
Gold - 5.5%
Goldcorp, Inc.	19,700	887,887
Newcrest Mining Ltd.	13,387	411,451
Newmont Mining Corp.	72,720	3,728,354
		5,027,692
Precious Metals & Minerals - 0.4%
African Minerals Ltd. (a)	34,419	304,995
Steel - 6.5%
ArcelorMittal SA Class A unit (d)	22,175	424,208
Carpenter Technology Corp.	21,500	1,122,945
Fortescue Metals Group Ltd.	82,279	495,035
Haynes International, Inc.	12,786	809,993
Nucor Corp.	52,545	2,256,808
Reliance Steel & Aluminum Co.	14,998	847,087
		5,956,076
TOTAL METALS & MINING		17,067,835
TOTAL COMMON STOCKS (Cost $78,891,322)		88,636,821
Convertible Bonds - 0.6%
	Principal Amount	Value
BUILDING PRODUCTS - 0.6%
Building Products - 0.6%
Aspen Aerogels, Inc. 8% 6/1/14 (f) (Cost $569,500)	$ 569,500	$ 569,500
U.S. Treasury Obligations - 0.1%

U.S. Treasury Bills, yield at date of purchase 0.08% 5/24/12 (e) (Cost $69,991)	70,000	69,995
Money Market Funds - 2.6%
	Shares
Fidelity Cash Central Fund, 0.14% (b)	1,828,585	1,828,585
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	580,250	580,250
TOTAL MONEY MARKET FUNDS (Cost $2,408,835)		2,408,835
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $81,939,648)		91,685,151
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(367,927)
NET ASSETS - 100%		$ 91,317,224
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
23 CME E-mini S&P Select Sector Materials Index Contracts	June 2012	$ 893,780	$ 12,156

The face value of futures purchased as a percentage of net assets is 1%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $69,995.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $569,500 or 0.6% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aspen Aerogels, Inc. 8% 6/1/14	6/1/11	$ 569,500
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,100
Fidelity Securities Lending Cash Central Fund	2,032
Total	$ 3,132
Other Information

The following is a summary of the inputs used, as of March 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 88,636,821	$ 88,636,821	$ -	$ -
Convertible Bonds	569,500	-	-	569,500
U.S. Treasury Obligations	69,995	-	69,995	-
Money Market Funds	2,408,835	2,408,835	-	-
Total Investments in Securities:	$ 91,685,151	$ 91,045,656	$ 69,995	$ 569,500
Derivative Instruments:
Assets
Futures Contracts	$ 12,156	$ 12,156	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 569,500
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 569,500
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2012	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At March 31, 2012, the cost of investment securities for income tax purposes was $82,561,473. Net unrealized appreciation aggregated $9,123,678, of which $14,462,011 related to appreciated investment securities and $5,338,333 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Real Estate Portfolio

March 31, 2012

1.799880.108

VIPRE-QTLY-0512

Investments March 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES - 2.2%
Health Care Facilities - 2.2%
Brookdale Senior Living, Inc. (a)	111,036	$ 2,078,594
Emeritus Corp. (a)	191,540	3,382,596
Sunrise Senior Living, Inc. (a)(d)	158,331	1,000,652
TOTAL HEALTH CARE FACILITIES		6,461,842
REAL ESTATE INVESTMENT TRUSTS - 93.2%
REITs - Apartments - 17.7%
AvalonBay Communities, Inc.	21,892	3,094,434
Camden Property Trust (SBI)	174,813	11,493,955
Education Realty Trust, Inc.	586,900	6,361,996
Equity Residential (SBI)	218,874	13,705,890
Essex Property Trust, Inc.	76,431	11,580,061
Post Properties, Inc.	132,512	6,209,512
TOTAL REITS - APARTMENTS		52,445,848
REITs - Health Care Facilities - 10.3%
HCP, Inc.	179,825	7,095,895
Health Care REIT, Inc.	53,982	2,966,851
Ventas, Inc.	355,971	20,325,944
TOTAL REITS - HEALTH CARE FACILITIES		30,388,690
REITs - Hotels - 5.1%
Chesapeake Lodging Trust	237,909	4,275,225
Host Hotels & Resorts, Inc.	302,230	4,962,617
LaSalle Hotel Properties (SBI)	128,602	3,618,860
Sunstone Hotel Investors, Inc. (a)	236,932	2,307,718
TOTAL REITS - HOTELS		15,164,420
REITs - Industrial Buildings - 13.8%
DCT Industrial Trust, Inc.	399,100	2,354,690
Prologis, Inc.	499,667	17,998,005
Public Storage	140,989	19,480,450
Stag Industrial, Inc.	75,600	1,055,376
TOTAL REITS - INDUSTRIAL BUILDINGS		40,888,521
REITs - Malls - 16.7%
CBL & Associates Properties, Inc.	415,644	7,863,984
Simon Property Group, Inc.	256,700	37,396,056
The Macerich Co.	72,640	4,194,960
TOTAL REITS - MALLS		49,455,000
REITs - Management/Investment - 4.8%
Digital Realty Trust, Inc. (d)	192,351	14,228,203
REITs - Mobile Home Parks - 0.6%
Sun Communities, Inc.	40,800	1,767,864

	Shares	Value
REITs - Office Buildings - 14.4%
Alexandria Real Estate Equities, Inc.	11,198	$ 818,910
Boston Properties, Inc.	134,674	14,139,423
Douglas Emmett, Inc.	359,105	8,191,185
Highwoods Properties, Inc. (SBI)	201,493	6,713,747
SL Green Realty Corp.	166,059	12,877,875
TOTAL REITS - OFFICE BUILDINGS		42,741,140
REITs - Shopping Centers - 9.8%
Acadia Realty Trust (SBI)	267,536	6,030,261
DDR Corp.	438,875	6,407,575
Equity One, Inc.	314,200	6,353,124
Excel Trust, Inc.	70,962	857,221
Glimcher Realty Trust	257,599	2,632,662
Kite Realty Group Trust	253,715	1,337,078
Vornado Realty Trust	63,639	5,358,404
TOTAL REITS - SHOPPING CENTERS		28,976,325
TOTAL REAL ESTATE INVESTMENT TRUSTS		276,056,011
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.2%
Real Estate Operating Companies - 1.2%
Brookfield Properties Corp.	54,690	951,202
Forest City Enterprises, Inc. Class A (a)	170,820	2,675,042
TOTAL REAL ESTATE OPERATING COMPANIES		3,626,244
TOTAL COMMON STOCKS (Cost $213,337,551)		286,144,097
Money Market Funds - 8.4%

Fidelity Cash Central Fund, 0.14% (b)	10,006,419	10,006,419
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	14,861,750	14,861,750
TOTAL MONEY MARKET FUNDS (Cost $24,868,169)		24,868,169
TOTAL INVESTMENT PORTFOLIO - 105.0% (Cost $238,205,720)	311,012,266
NET OTHER ASSETS (LIABILITIES) - (5.0)%	(14,927,934)
NET ASSETS - 100%	$ 296,084,332
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,239
Fidelity Securities Lending Cash Central Fund	7,387
Total	$ 10,626
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2012, the cost of investment securities for income tax purposes was $239,770,210. Net unrealized appreciation aggregated $71,242,056, of which $77,458,664 related to appreciated investment securities and $6,216,608 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Technology Portfolio

March 31, 2012

1.814636.107

VTC-QTLY-0512

Investments March 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.2%
	Shares	Value
AUTOMOBILES - 0.1%
Automobile Manufacturers - 0.1%
Tesla Motors, Inc. (a)	6,800	$ 253,232
CHEMICALS - 0.6%
Specialty Chemicals - 0.6%
JSR Corp.	55,100	1,117,589
COMMUNICATIONS EQUIPMENT - 7.9%
Communications Equipment - 7.9%
Acme Packet, Inc. (a)	20,700	569,664
Aruba Networks, Inc. (a)	3,500	77,980
Brocade Communications Systems, Inc. (a)	45,000	258,750
Ciena Corp. (a)(d)	41,500	671,885
Cisco Systems, Inc.	83,137	1,758,348
F5 Networks, Inc. (a)	19,718	2,661,141
Finisar Corp. (a)	15,000	302,250
Infinera Corp. (a)	13,800	112,056
Juniper Networks, Inc. (a)	7,300	167,024
Motorola Solutions, Inc.	3,600	182,988
Polycom, Inc. (a)	65,100	1,241,457
QUALCOMM, Inc.	84,334	5,736,399
Riverbed Technology, Inc. (a)	9,400	263,952
Sandvine Corp. (a)	100,288	154,796
Sandvine Corp. (U.K.) (a)	252,300	397,084
ShoreTel, Inc. (a)	9,900	56,232
Sonus Networks, Inc. (a)	5,300	15,370
UTStarcom Holdings Corp. (a)	200,000	290,000
ZTE Corp. (H Shares)	244,200	657,229
		15,574,605
COMPUTERS & PERIPHERALS - 19.2%
Computer Hardware - 17.1%
Apple, Inc. (a)	55,045	32,997,828
Hewlett-Packard Co.	5,517	131,470
Stratasys, Inc. (a)	13,110	478,777
		33,608,075
Computer Storage & Peripherals - 2.1%
Catcher Technology Co. Ltd.	4,000	28,264
EMC Corp. (a)	87,300	2,608,524
Gemalto NV	4,951	326,778
Intevac, Inc. (a)	1,500	12,750
SanDisk Corp. (a)	18,119	898,521
SIMPLO Technology Co. Ltd.	12,000	90,487
Smart Technologies, Inc. Class A (a)	11,200	33,264
		3,998,588
TOTAL COMPUTERS & PERIPHERALS		37,606,663
CONSUMER FINANCE - 0.0%
Consumer Finance - 0.0%
Netspend Holdings, Inc. (a)	700	5,432

	Shares	Value
DIVERSIFIED CONSUMER SERVICES - 0.1%
Education Services - 0.1%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	6,800	$ 186,728
ELECTRICAL EQUIPMENT - 0.1%
Electrical Components & Equipment - 0.1%
Acuity Brands, Inc.	316	19,854
Dynapack International Technology Corp.	36,000	195,208
		215,062
ELECTRONIC EQUIPMENT & COMPONENTS - 4.0%
Electronic Components - 1.5%
Amphenol Corp. Class A	3,500	209,195
AVX Corp.	1,300	17,238
Cheng Uei Precision Industries Co. Ltd.	51,567	123,382
Corning, Inc.	1,200	16,896
DTS, Inc. (a)	400	12,088
E Ink Holdings, Inc. GDR (a)(e)	1,000	13,082
Invensense, Inc. (d)	15,800	285,980
Omron Corp.	3,600	77,936
Tong Hsing Electronics Industries Ltd.	47,000	164,859
Universal Display Corp. (a)(d)	51,900	1,895,907
Vishay Intertechnology, Inc. (a)	12,300	149,568
Wintek Corp.	2,797	2,171
Young Fast Optoelectron Co. Ltd.	698	1,717
		2,970,019
Electronic Equipment & Instruments - 0.2%
Chroma ATE, Inc.	84,945	216,486
Comverge, Inc. (a)	1,211	2,228
Itron, Inc. (a)	400	18,164
RealD, Inc. (a)(d)	9,800	132,300
		369,178
Electronic Manufacturing Services - 1.7%
Fabrinet (a)	11,000	194,810
Jabil Circuit, Inc.	41,100	1,032,432
KEMET Corp. (a)	26,100	244,296
Multi-Fineline Electronix, Inc. (a)	411	11,282
TE Connectivity Ltd.	600	22,050
Trimble Navigation Ltd. (a)	34,885	1,898,442
		3,403,312
Technology Distributors - 0.6%
Anixter International, Inc. (a)	300	21,759
Arrow Electronics, Inc. (a)	600	25,182
Digital China Holdings Ltd. (H Shares)	297,000	589,747
Supreme Electronics Co. Ltd.	141,000	89,597
VST Holdings Ltd. (a)	270,000	65,018
WPG Holding Co. Ltd.	252,056	343,398
		1,134,701
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		7,877,210
Common Stocks - continued
	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES - 0.3%
Health Care Equipment - 0.3%
Biosensors International Group Ltd. (a)	406,000	$ 486,141
China Medical Technologies, Inc. sponsored ADR (a)	300	954
Mingyuan Medicare Development Co. Ltd. (a)	200,000	5,666
		492,761
HEALTH CARE TECHNOLOGY - 0.0%
Health Care Technology - 0.0%
athenahealth, Inc. (a)	100	7,412
HOUSEHOLD DURABLES - 0.1%
Household Appliances - 0.1%
Techtronic Industries Co. Ltd.	146,500	198,085
INTERNET & CATALOG RETAIL - 1.0%
Internet Retail - 1.0%
Amazon.com, Inc. (a)	3,200	648,032
Groupon, Inc. Class A (a)(d)	8,200	150,716
MakeMyTrip Ltd. (a)(d)	3,400	78,098
Priceline.com, Inc. (a)	288	206,640
Rakuten, Inc.	545	571,064
Start Today Co. Ltd.	11,500	212,307
		1,866,857
INTERNET SOFTWARE & SERVICES - 7.2%
Internet Software & Services - 7.2%
Baidu.com, Inc. sponsored ADR (a)	1,300	189,501
Bazaarvoice, Inc. (d)	600	11,922
China Finance Online Co. Ltd. ADR (a)	16,800	39,312
Constant Contact, Inc. (a)	900	26,811
Cornerstone OnDemand, Inc.	5,400	117,936
DealerTrack Holdings, Inc. (a)	1,500	45,390
eBay, Inc. (a)	68,200	2,515,898
Facebook, Inc. Class B (f)	9,689	298,136
Google, Inc. Class A (a)	4,000	2,564,960
Kakaku.com, Inc. (d)	13,100	343,013
LivePerson, Inc. (a)	8,800	147,576
LogMeIn, Inc. (a)	9,391	330,845
MercadoLibre, Inc.	9,100	889,889
Open Text Corp. (a)	16,600	1,014,921
OpenTable, Inc. (a)	300	12,141
Opera Software ASA	39,900	268,326
PChome Online, Inc.	43,000	242,637
Phoenix New Media Ltd. ADR	8,800	64,680
Qihoo 360 Technology Co. Ltd. ADR	200	4,890
Rackspace Hosting, Inc. (a)	36,600	2,115,114
Renren, Inc. ADR (d)	1,500	8,280
Responsys, Inc.	13,700	163,989
SciQuest, Inc. (a)	16,015	244,069
SINA Corp. (a)(d)	17,300	1,124,500
So-Net Entertainment Corp.	75	275,072

	Shares	Value
VistaPrint Ltd. (a)	600	$ 23,190
Vocus, Inc. (a)	15,000	198,750
Yahoo!, Inc. (a)	58,700	893,414
		14,175,162
IT SERVICES - 5.1%
Data Processing & Outsourced Services - 1.6%
Fiserv, Inc. (a)	1,400	97,146
Syntel, Inc.	2,000	112,000
Teletech Holdings, Inc. (a)	4,994	80,403
VeriFone Systems, Inc. (a)	14,800	767,676
Visa, Inc. Class A	17,900	2,112,200
		3,169,425
IT Consulting & Other Services - 3.5%
Accenture PLC Class A	7,167	462,272
Anite Group PLC	104,500	216,874
Camelot Information Systems, Inc. ADR (a)	10,500	39,795
China Information Technology, Inc. (a)	41	50
Cognizant Technology Solutions Corp. Class A (a)	24,300	1,869,885
HiSoft Technology International Ltd. ADR (a)	2,500	37,550
IBM Corp.	13,500	2,816,775
iGate Corp. (a)	1,200	20,112
Lionbridge Technologies, Inc. (a)	132,300	381,024
ServiceSource International, Inc.	14,900	230,652
Teradata Corp. (a)	8,900	606,535
Virtusa Corp. (a)	10,000	172,700
		6,854,224
TOTAL IT SERVICES		10,023,649
LIFE SCIENCES TOOLS & SERVICES - 0.0%
Life Sciences Tools & Services - 0.0%
Agilent Technologies, Inc.	2,100	93,471
MACHINERY - 0.2%
Industrial Machinery - 0.2%
Fanuc Corp.	300	53,715
Shin Zu Shing Co. Ltd.	3,515	9,363
THK Co. Ltd.	16,700	341,976
		405,054
MEDIA - 0.5%
Advertising - 0.1%
Dentsu, Inc.	100	3,203
ReachLocal, Inc. (a)	38,300	273,079
		276,282
Cable & Satellite - 0.3%
DISH Network Corp. Class A	17,500	576,275
Movies & Entertainment - 0.1%
IMAX Corp. (a)	5,900	144,196
Common Stocks - continued
	Shares	Value
MEDIA - CONTINUED
Publishing - 0.0%
Next Media Ltd. (a)	400,000	$ 30,906
TOTAL MEDIA		1,027,659
METALS & MINING - 0.0%
Diversified Metals & Mining - 0.0%
Timminco Ltd. (a)	700	105
PROFESSIONAL SERVICES - 0.3%
Human Resource & Employment Services - 0.2%
51job, Inc. sponsored ADR (a)	5,900	335,474
Research & Consulting Services - 0.1%
Acacia Research Corp. - Acacia Technologies (a)	4,300	179,482
eClerx	4,935	71,276
		250,758
TOTAL PROFESSIONAL SERVICES		586,232
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
Real Estate Services - 0.1%
China Real Estate Information Corp. ADR (a)	21,800	112,488
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 20.8%
Semiconductor Equipment - 3.2%
Amkor Technology, Inc. (a)(d)	17,395	106,892
Applied Materials, Inc.	1,400	17,416
ASM International NV:
unit	20,000	769,400
(Netherlands)	12,700	488,643
ASML Holding NV	23,200	1,163,248
centrotherm photovoltaics AG	500	6,565
Cymer, Inc. (a)	20,200	1,010,000
Entegris, Inc. (a)	55,800	521,172
GCL-Poly Energy Holdings Ltd.	529,000	147,141
Genesis Photonics, Inc.	16,000	22,042
Novellus Systems, Inc. (a)	13,900	693,749
STR Holdings, Inc. (a)	1,300	6,292
Teradyne, Inc. (a)	20,200	341,178
Ultratech, Inc. (a)	31,400	909,972
		6,203,710
Semiconductors - 17.6%
Altera Corp.	87,300	3,476,286
Applied Micro Circuits Corp. (a)	12,600	87,444
ARM Holdings PLC sponsored ADR	5,000	141,450
Atmel Corp. (a)	16,000	157,760
Avago Technologies Ltd.	28,100	1,095,057
BCD Semiconductor Manufacturing Ltd. ADR (a)	66,700	380,857
Broadcom Corp. Class A	49,500	1,945,350
Canadian Solar, Inc. (a)(d)	3,400	10,812

	Shares	Value
Cavium, Inc. (a)	40,691	$ 1,258,980
Cree, Inc. (a)	91,800	2,903,634
Cypress Semiconductor Corp.	24,100	376,683
Diodes, Inc. (a)	3,600	83,448
Duksan Hi-Metal Co. Ltd. (a)	29,020	596,740
Energy Conversion Devices, Inc. (a)	2,100	210
Epistar Corp.	174,000	444,037
Fairchild Semiconductor International, Inc. (a)	96,800	1,422,960
Freescale Semiconductor Holdings I Ltd.	60,600	932,634
Hittite Microwave Corp. (a)	321	17,434
Hynix Semiconductor, Inc.	3,100	80,024
Imagination Technologies Group PLC (a)	58,700	642,681
Infineon Technologies AG	132,900	1,358,738
Inphi Corp. (a)	16,500	233,970
Intel Corp.	600	16,866
International Rectifier Corp. (a)	11,100	256,077
Intersil Corp. Class A	14,300	160,160
JA Solar Holdings Co. Ltd. ADR (a)	49,400	76,570
LSI Corp. (a)	45,200	392,336
MagnaChip Semiconductor Corp.	37,400	448,800
Micron Technology, Inc. (a)	364,000	2,948,400
Microsemi Corp. (a)	900	19,296
Monolithic Power Systems, Inc. (a)	31,600	621,572
NVIDIA Corp. (a)	11,000	169,290
NXP Semiconductors NV (a)	121,600	3,235,776
ON Semiconductor Corp. (a)	159,100	1,433,491
Phison Electronics Corp.	27,000	231,047
Power Integrations, Inc.	5,314	197,256
Radiant Opto-Electronics Corp.	90,352	401,129
Rambus, Inc. (a)	36,700	236,715
RDA Microelectronics, Inc. sponsored ADR (a)	27,200	300,696
RF Micro Devices, Inc. (a)	123,400	614,532
Seoul Semiconductor Co. Ltd.	10,897	228,403
Silicon Laboratories, Inc. (a)	4,700	202,100
Silicon Motion Technology Corp. sponsored ADR (a)(d)	4,500	87,165
Skyworks Solutions, Inc. (a)	53,200	1,470,980
Spansion, Inc. Class A (a)	33,300	405,594
Spreadtrum Communications, Inc. ADR (d)	24,300	400,950
SunPower Corp. (a)	364	2,322
Texas Instruments, Inc.	39,100	1,314,151
Trina Solar Ltd. (a)(d)	11,100	79,143
United Microelectronics Corp.	502,000	244,581
Volterra Semiconductor Corp. (a)	2,000	68,830
Xilinx, Inc.	17,700	644,811
YoungTek Electronics Corp.	171	471
		34,556,699
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		40,760,409
Common Stocks - continued
	Shares	Value
SOFTWARE - 24.2%
Application Software - 13.3%
ANSYS, Inc. (a)	11,000	$ 715,220
AsiaInfo-Linkage, Inc. (a)	20,800	262,080
Aspen Technology, Inc. (a)	53,800	1,104,514
Autodesk, Inc. (a)	43,800	1,853,616
AutoNavi Holdings Ltd. ADR (a)	24,500	307,475
BroadSoft, Inc. (a)(d)	27,400	1,048,050
Cadence Design Systems, Inc. (a)	9,100	107,744
Citrix Systems, Inc. (a)	37,900	2,990,689
Concur Technologies, Inc. (a)(d)	17,700	1,015,626
Convio, Inc. (a)	33,200	513,604
Descartes Systems Group, Inc. (a)	78,200	682,011
Informatica Corp. (a)	8,100	428,490
Intuit, Inc.	2,800	168,364
JDA Software Group, Inc. (a)	643	17,670
Jive Software, Inc.	400	10,864
Kenexa Corp. (a)	4,200	131,208
Kingdee International Software Group Co. Ltd.	1,842,400	443,660
Manhattan Associates, Inc. (a)	1,288	61,219
Micro Focus International PLC	29,392	222,369
MicroStrategy, Inc. Class A (a)	6,401	896,140
Nuance Communications, Inc. (a)	16,500	422,070
Parametric Technology Corp. (a)	34,868	974,212
Pegasystems, Inc. (d)	19,600	747,936
QLIK Technologies, Inc. (a)	16,500	528,000
RealPage, Inc. (a)	6,900	132,273
salesforce.com, Inc. (a)	41,300	6,381,263
SolarWinds, Inc. (a)	32,000	1,236,800
Synopsys, Inc. (a)	8,100	248,346
Taleo Corp. Class A (a)	30,700	1,410,051
TIBCO Software, Inc. (a)	600	18,300
Ultimate Software Group, Inc. (a)	4,900	359,072
VanceInfo Technologies, Inc. ADR (a)	40,400	486,416
Verint Systems, Inc. (a)	3,100	100,409
		26,025,761
Home Entertainment Software - 0.2%
NCsoft Corp.	1,282	338,857
Nexon Co. Ltd.	3,700	65,146
Perfect World Co. Ltd. sponsored ADR Class B (a)	700	11,326
Rosetta Stone, Inc. (a)	1,100	11,352
		426,681
Systems Software - 10.7%
Allot Communications Ltd. (a)	19,100	444,075
Ariba, Inc. (a)	38,792	1,268,886
Check Point Software Technologies Ltd. (a)	1,400	89,376
CommVault Systems, Inc. (a)	19,400	963,016
Fortinet, Inc. (a)	33,100	915,215
Insyde Software Corp.	5,823	29,305
Microsoft Corp.	366,325	11,813,981

	Shares	Value
NetSuite, Inc. (a)	13,000	$ 653,770
Oracle Corp.	91,300	2,662,308
Red Hat, Inc. (a)	30,300	1,814,667
Rovi Corp. (a)	5,319	173,133
Symantec Corp. (a)	1,100	20,570
Totvs SA	14,700	271,305
		21,119,607
TOTAL SOFTWARE		47,572,049
WIRELESS TELECOMMUNICATION SERVICES - 0.4%
Wireless Telecommunication Services - 0.4%
Crown Castle International Corp. (a)	2,000	106,680
SBA Communications Corp. Class A (a)	13,700	696,097
		802,777
TOTAL COMMON STOCKS (Cost $140,235,668)		180,960,691
Convertible Bonds - 0.3%
	Principal Amount
COMMUNICATIONS EQUIPMENT - 0.1%
Communications Equipment - 0.1%
Ciena Corp. 0.25% 5/1/13	$ 150,000	147,750
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%
Semiconductors - 0.2%
JA Solar Holdings Co. Ltd. 4.5% 5/15/13	510,000	448,800
TOTAL CONVERTIBLE BONDS (Cost $569,551)		596,550
Money Market Funds - 10.8%
	Shares
Fidelity Cash Central Fund, 0.14% (b)	14,609,968	14,609,968
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	6,489,920	6,489,920
TOTAL MONEY MARKET FUNDS (Cost $21,099,888)		21,099,888
TOTAL INVESTMENT PORTFOLIO - 103.3% (Cost $161,905,107)	202,657,129
NET OTHER ASSETS (LIABILITIES) - (3.3)%	(6,430,932)
NET ASSETS - 100%	$ 196,226,197
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $13,082 or 0.0% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $298,136 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 242,289
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,366
Fidelity Securities Lending Cash Central Fund	20,410
Total	$ 22,776
Other Information

The following is a summary of the inputs used, as of March 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 180,960,691	$ 177,356,848	$ 3,305,602	$ 298,241
Convertible Bonds	596,550	-	596,550	-
Money Market Funds	21,099,888	21,099,888	-	-
Total Investments in Securities:	$ 202,657,129	$ 198,456,736	$ 3,902,152	$ 298,241
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 242,225
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	55,913
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	103
Transfers out of Level 3	-
Ending Balance	$ 298,241
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2012	$ 55,913

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At March 31, 2012, the cost of investment securities for income tax purposes was $162,525,836. Net unrealized appreciation aggregated $40,131,293, of which $48,865,172 related to appreciated investment securities and $8,733,879 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Telecommunications Portfolio

March 31, 2012

1.856921.104

VTELP-QTLY-0512

Investments March 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.6%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 0.0%
Communications Equipment - 0.0%
Nortel Networks Corp. (a)	100	$ 0
DIVERSIFIED TELECOMMUNICATION SERVICES - 61.1%
Alternative Carriers - 11.8%
AboveNet, Inc. (a)	1,700	140,760
Cogent Communications Group, Inc. (a)	8,006	152,754
Level 3 Communications, Inc. (a)	10,206	262,600
tw telecom, inc. (a)	20,833	461,659
Vonage Holdings Corp. (a)	39,000	86,190
		1,103,963
Integrated Telecommunication Services - 49.3%
AT&T, Inc.	52,683	1,645,290
Atlantic Tele-Network, Inc.	600	21,816
Cbeyond, Inc. (a)	9,650	77,200
CenturyLink, Inc.	23,488	907,811
China Telecom Corp. Ltd. sponsored ADR	1,300	71,370
China Unicom Ltd. sponsored ADR	4,700	78,960
General Communications, Inc. Class A (a)	25,900	225,848
Telefonica Brasil SA sponsored ADR	4,950	151,619
Telenor ASA sponsored ADR	2,110	117,021
Verizon Communications, Inc.	31,228	1,193,846
Windstream Corp.	11,672	136,679
		4,627,460
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		5,731,423
MEDIA - 2.6%
Cable & Satellite - 2.6%
Cablevision Systems Corp. - NY Group Class A	3,400	49,912
Time Warner Cable, Inc.	900	73,350
Virgin Media, Inc.	4,700	117,406
		240,668
SOFTWARE - 0.0%
Application Software - 0.0%
Synchronoss Technologies, Inc. (a)	1	32

	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES - 29.9%
Wireless Telecommunication Services - 29.9%
Clearwire Corp. Class A (a)	102,921	$ 234,660
Crown Castle International Corp. (a)	13,117	699,661
Leap Wireless International, Inc. (a)	17,400	151,902
MetroPCS Communications, Inc. (a)	26,078	235,224
Mobile TeleSystems OJSC sponsored ADR	1,600	29,344
NII Holdings, Inc. (a)	8,481	155,287
NTELOS Holdings Corp.	7,000	144,900
PT Tower Bersama Infrastructure Tbk	131,000	42,263
SBA Communications Corp. Class A (a)	9,118	463,286
Sprint Nextel Corp. (a)	108,468	309,134
Telephone & Data Systems, Inc.	1,900	43,985
TIM Participacoes SA sponsored ADR	1,900	61,294
Turkcell Iletisim Hizmet A/S (a)	4,000	20,397
VimpelCom Ltd. sponsored ADR	6,200	69,192
Vodafone Group PLC sponsored ADR	5,400	149,418
		2,809,947
TOTAL COMMON STOCKS (Cost $8,673,705)		8,782,070
Money Market Funds - 4.8%

Fidelity Cash Central Fund, 0.14% (b) (Cost $445,719)	445,719	445,719
TOTAL INVESTMENT PORTFOLIO - 98.4% (Cost $9,119,424)		9,227,789
NET OTHER ASSETS (LIABILITIES) - 1.6%		153,423
NET ASSETS - 100%		$ 9,381,212
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 73
Other Information

The following is a summary of the inputs used, as of March 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 8,782,070	$ 8,761,673	$ 20,397	$ -
Money Market Funds	445,719	445,719	-	-
Total Investments in Securities:	$ 9,227,789	$ 9,207,392	$ 20,397	$ -
Income Tax Information

At March 31, 2012, the cost of investment securities for income tax purposes was $9,370,811. Net unrealized depreciation aggregated $143,022, of which $1,162,768 related to appreciated investment securities and $1,305,790 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Utilities Portfolio

March 31, 2012

1.814651.107

VUT-QTLY-0512

Investments March 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.3%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 0.1%
Environmental & Facility Services - 0.1%
Covanta Holding Corp.	5,000	$ 81,150
ELECTRIC UTILITIES - 43.1%
Electric Utilities - 43.1%
Companhia Paranaense de Energia-Copel (PN-B) sponsored ADR	13,500	317,385
Duke Energy Corp.	218,442	4,589,466
Edison International	131,238	5,578,927
Entergy Corp.	4,937	331,766
FirstEnergy Corp.	142,421	6,492,973
ITC Holdings Corp.	25,606	1,970,126
NextEra Energy, Inc.	95,309	5,821,474
Northeast Utilities	73,065	2,712,173
Progress Energy, Inc.	19,003	1,009,249
		28,823,539
GAS UTILITIES - 5.2%
Gas Utilities - 5.2%
National Fuel Gas Co.	19,499	938,292
ONEOK, Inc.	31,198	2,547,629
		3,485,921
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 6.8%
Independent Power Producers & Energy Traders - 6.8%
Calpine Corp. (a)	119,656	2,059,280
The AES Corp. (a)	192,465	2,515,518
		4,574,798
MULTI-UTILITIES - 24.7%
Multi-Utilities - 24.7%
CenterPoint Energy, Inc.	2,900	57,188
NiSource, Inc.	123,470	3,006,495
OGE Energy Corp.	34,797	1,861,640
PG&E Corp.	113,000	4,905,330
Sempra Energy	95,840	5,746,566
Veolia Environnement SA sponsored ADR (d)	54,100	893,191
		16,470,410
OIL, GAS & CONSUMABLE FUELS - 11.6%
Oil & Gas Refining & Marketing - 3.4%
Sunoco, Inc.	60,081	2,292,090

	Shares	Value
Oil & Gas Storage & Transport - 8.2%
Atlas Energy LP	11,800	$ 389,400
Cheniere Energy, Inc. (a)	109,900	1,646,302
El Paso Corp.	43,168	1,275,614
Targa Resources Corp.	1,600	72,720
Williams Companies, Inc.	67,600	2,082,756
		5,466,792
TOTAL OIL, GAS & CONSUMABLE FUELS		7,758,882
WATER UTILITIES - 3.8%
Water Utilities - 3.8%
American Water Works Co., Inc.	73,900	2,514,817
TOTAL COMMON STOCKS (Cost $58,973,853)		63,709,517
Money Market Funds - 4.7%

Fidelity Cash Central Fund, 0.14% (b)	2,601,260	2,601,260
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	529,300	529,300
TOTAL MONEY MARKET FUNDS (Cost $3,130,560)		3,130,560
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $62,104,413)		66,840,077
NET OTHER ASSETS (LIABILITIES) - 0.0%		(32,118)
NET ASSETS - 100%		$ 66,807,959
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 604
Fidelity Securities Lending Cash Central Fund	5,695
Total	$ 6,299
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2012, the cost of investment securities for income tax purposes was $62,292,233. Net unrealized appreciation aggregated $4,547,844, of which $4,940,367 related to appreciated investment securities and $392,523 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Value Leaders Portfolio

March 31, 2012

1.799888.108

VVL-QTLY-0512

Investments March 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.6%
	Shares	Value
CONSUMER DISCRETIONARY - 6.2%
Household Durables - 1.8%
Garmin Ltd. (d)	8,003	$ 375,741
Media - 1.4%
Time Warner, Inc.	3,300	124,575
Washington Post Co. Class B	493	184,170
		308,745
Multiline Retail - 3.0%
JCPenney Co., Inc. (d)	16,787	594,763
Target Corp.	1,050	61,184
		655,947
TOTAL CONSUMER DISCRETIONARY		1,340,433
CONSUMER STAPLES - 9.4%
Beverages - 2.5%
Grupo Modelo SAB de CV Series C	77,760	542,120
Food & Staples Retailing - 2.3%
CVS Caremark Corp.	1,190	53,312
Wal-Mart Stores, Inc.	4,948	302,818
Walgreen Co.	4,659	156,030
		512,160
Food Products - 1.9%
Kraft Foods, Inc. Class A	10,811	410,926
Household Products - 2.7%
Procter & Gamble Co.	8,640	580,694
TOTAL CONSUMER STAPLES		2,045,900
ENERGY - 9.3%
Energy Equipment & Services - 1.8%
Cameron International Corp. (a)	4,288	226,535
Weatherford International Ltd. (a)	11,352	171,302
		397,837
Oil, Gas & Consumable Fuels - 7.5%
Alpha Natural Resources, Inc. (a)	1,768	26,891
Anadarko Petroleum Corp.	3,653	286,176
Apache Corp.	900	90,396
Chevron Corp.	6,600	707,784
Marathon Petroleum Corp.	1,138	49,344
Occidental Petroleum Corp.	4,516	430,059
Williams Companies, Inc.	1,000	30,810
		1,621,460
TOTAL ENERGY		2,019,297
FINANCIALS - 26.7%
Capital Markets - 5.0%
Ameriprise Financial, Inc.	900	51,417
Bank of New York Mellon Corp.	6,700	161,671
E*TRADE Financial Corp. (a)	36,269	397,146

	Shares	Value
Goldman Sachs Group, Inc.	961	$ 119,520
Lazard Ltd. Class A	1,998	57,063
Morgan Stanley	4,711	92,524
State Street Corp.	4,600	209,300
		1,088,641
Commercial Banks - 7.5%
Aozora Bank Ltd.	123,000	357,483
Fifth Third Bancorp	10,553	148,270
KeyCorp	38,699	328,942
U.S. Bancorp	7,113	225,340
Wells Fargo & Co.	16,855	575,430
		1,635,465
Consumer Finance - 0.7%
Capital One Financial Corp.	2,700	150,498
Diversified Financial Services - 7.6%
Bank of America Corp.	20,012	191,515
Citigroup, Inc.	24,288	887,726
JPMorgan Chase & Co.	12,647	581,509
		1,660,750
Insurance - 4.9%
Allstate Corp.	1,900	62,548
Assurant, Inc.	1,619	65,570
Berkshire Hathaway, Inc. Class B (a)	1,771	143,717
MetLife, Inc.	4,800	179,280
RenaissanceRe Holdings Ltd.	1,540	116,624
The Chubb Corp.	3,181	219,839
XL Group PLC Class A	13,358	289,735
		1,077,313
Real Estate Investment Trusts - 0.6%
Weyerhaeuser Co.	6,427	140,880
Thrifts & Mortgage Finance - 0.4%
Radian Group, Inc. (d)	17,700	76,995
TOTAL FINANCIALS		5,830,542
HEALTH CARE - 15.9%
Biotechnology - 0.9%
Amgen, Inc.	2,900	197,171
Health Care Equipment & Supplies - 0.6%
CareFusion Corp. (a)	4,935	127,965
Health Care Providers & Services - 0.6%
Omnicare, Inc.	3,500	124,495
Pharmaceuticals - 13.8%
Eli Lilly & Co.	2,119	85,332
Johnson & Johnson	9,766	644,165
Merck & Co., Inc.	19,570	751,488
Pfizer, Inc.	45,287	1,026,199
Sanofi SA sponsored ADR	13,244	513,205
		3,020,389
TOTAL HEALTH CARE		3,470,020
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 5.6%
Aerospace & Defense - 1.1%
Textron, Inc.	8,747	$ 243,429
Construction & Engineering - 0.6%
Jacobs Engineering Group, Inc. (a)	2,883	127,919
Industrial Conglomerates - 3.2%
General Electric Co.	34,902	700,483
Machinery - 0.7%
Fiat Industrial SpA	14,900	158,971
TOTAL INDUSTRIALS		1,230,802
INFORMATION TECHNOLOGY - 13.5%
Communications Equipment - 6.0%
Alcatel-Lucent SA sponsored ADR (a)(d)	204,588	464,415
Cisco Systems, Inc.	20,516	433,913
Comverse Technology, Inc. (a)	61,300	421,131
		1,319,459
Computers & Peripherals - 1.4%
Hewlett-Packard Co.	13,105	312,292
Electronic Equipment & Components - 1.6%
Corning, Inc.	24,215	340,947
Office Electronics - 1.0%
Xerox Corp.	27,296	220,552
Semiconductors & Semiconductor Equipment - 2.7%
Advanced Micro Devices, Inc. (a)	72,314	579,958
Software - 0.8%
Microsoft Corp.	5,510	177,698
TOTAL INFORMATION TECHNOLOGY		2,950,906
MATERIALS - 1.1%
Metals & Mining - 1.1%
Newmont Mining Corp.	4,674	239,636
TELECOMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 2.8%
AT&T, Inc.	8,000	249,840
CenturyLink, Inc.	2,124	82,093
Verizon Communications, Inc.	7,091	271,089
		603,022
UTILITIES - 4.1%
Electric Utilities - 4.1%
Exelon Corp.	8,307	325,717
FirstEnergy Corp.	6,318	288,038
NextEra Energy, Inc.	4,731	288,969
		902,724
TOTAL COMMON STOCKS (Cost $20,585,882)		20,633,282
U.S. Treasury Obligations - 0.2%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.08% 7/5/12 (Cost $49,989)	$ 50,000	$ 49,991
Money Market Funds - 10.8%
	Shares
Fidelity Cash Central Fund, 0.14% (b)	836,589	836,589
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	1,511,350	1,511,350
TOTAL MONEY MARKET FUNDS (Cost $2,347,939)		2,347,939
TOTAL INVESTMENT PORTFOLIO - 105.6% (Cost $22,983,810)	23,031,212
NET OTHER ASSETS (LIABILITIES) - (5.6)%	(1,219,867)
NET ASSETS - 100%	$ 21,811,345
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
5 Russell 1000 Index Contracts	June 2012	$ 344,250	$ 1,626

The face value of futures purchased as a percentage of net assets is 1.6%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 348
Fidelity Securities Lending Cash Central Fund	776
Total	$ 1,124
Other Information

The following is a summary of the inputs used, as of March 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,340,433	$ 1,340,433	$ -	$ -
Consumer Staples	2,045,900	2,045,900	-	-
Energy	2,019,297	2,019,297	-	-
Financials	5,830,542	5,473,059	357,483	-
Health Care	3,470,020	3,470,020	-	-
Industrials	1,230,802	1,230,802	-	-
Information Technology	2,950,906	2,950,906	-	-
Materials	239,636	239,636	-	-
Telecommunication Services	603,022	603,022	-	-
Utilities	902,724	902,724	-	-
U.S. Government and Government Agency Obligations	49,991	-	49,991	-
Money Market Funds	2,347,939	2,347,939	-	-
Total Investments in Securities:	$ 23,031,212	$ 22,623,738	$ 407,474	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 1,626	$ 1,626	$ -	$ -
Income Tax Information

At March 31, 2012, the cost of investment securities for income tax purposes was $23,620,467. Net unrealized depreciation aggregated $589,255, of which $2,187,981 related to appreciated investment securities and $2,777,236 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund IV's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund IV

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 30, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 30, 2012